UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.9% of Net Assets
Non-Convertible Bonds – 80.5%
	ABS Car Loan – 0.1%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,272,949
22,950,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	21,519,295

		27,792,244

	ABS Home Equity – 0.1%
16,773,501	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.613%, 4/25/2035(b)	17,053,081

	ABS Other – 0.1%
32,344,580	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	31,907,928

	Aerospace & Defense – 0.8%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	37,653,375
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,483,070
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,800,640
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,785,000
23,763,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	22,871,888
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	27,072,500
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,365,450
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	552,172
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	45,411,916
27,711,000	TransDigm, Inc., 6.500%, 7/15/2024, 144A	28,854,079

		189,850,090

	Airlines – 1.8%
22,705,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	23,112,479
5,057,949	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,234,977
21,695,867	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	22,102,665
8,153,968	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	8,439,357
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,880,173
4,703,196	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,914,840

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$34,454,000
252,250	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	262,340
351,253	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	376,262
3,305,930	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	3,520,815
912,144	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	985,116
2,176,935	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,504,781
2,199,526	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,514,279
1,612,920	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,741,953
2,693,109	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,942,222
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,588,689
14,917,497	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	16,707,597
24,401,613	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	26,475,750
19,713,088	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	22,275,789
23,720,402	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	27,752,870
5,315,499	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	5,793,894
2,399,428	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,831,326
3,356,186	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,926,737
22,419,794	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	22,546,242
1,500,982	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,623,612
16,910,589	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	19,129,258
21,902,072	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,201,790
816,927	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	929,254
6,915,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	7,110,625
12,595,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	12,904,207
17,768,055	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	19,722,541
16,170,761	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	18,960,218
19,381,002	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	21,852,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$10,010,336	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	$11,436,809
5,947,653	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	6,319,381
7,121,522	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,495,402
9,308,625	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	9,799,190
15,495,129	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	15,910,399

		435,279,919

	Automotive – 1.1%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,962,703
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	15,440,125
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	3,040,201
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,820,576
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	80,385,238
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,342,584
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	63,197,556
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	87,475,265
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,984,772
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,718,050
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,388,358
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,208,750

		280,964,178

	Banking – 11.3%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(d)	8,380,118
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	129,342,498
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	61,226,050
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	49,882,125
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	51,900,993
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	39,497,232
99,300,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	42,919,891

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,400,000	Bank of America Corp., 5.490%, 3/15/2019	$1,574,229
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,207,217
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	7,444,595
18,860,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	18,589,472
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	40,925,252
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	15,605,714
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	88,078,898
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(d)	51,190,749
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(d)	43,596,714
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(d)	33,884,020
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(d)	63,755,098
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(d)	25,807,500
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(d)	31,632,188
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(d)	23,766,037
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	12,183,208
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,978,595
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,650,464
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	40,476,607
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	15,029,176
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,743,074
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	10,083,477
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	35,984,578
4,900,000	Citigroup, Inc., EMTN, 1.584%, 11/30/2017, (EUR)(b)	6,676,024
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/08/2022	21,991,213
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	26,124,448
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,050,953
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	74,443,744

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	$4,604,739
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	37,033,984
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	75,290,855
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,777,075
184,800,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	193,804,010
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	58,265,417
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	22,184,243
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	98,001,662
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	35,148,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(d)	5,314,400
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,354,394
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	42,032,764
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.792%, 9/14/2018, (EUR)(b)	2,114,200
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,157,698
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	83,077,692
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,107,456
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	51,591,749
59,080,000	Morgan Stanley, 4.875%, 11/01/2022	63,417,535
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	141,164,513
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	156,625,147
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,608,985
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	117,933,547
107,640,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	109,191,415
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,331,425
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	18,949,950
3,645,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,689,177
5,955,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	6,849,495

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	$13,676,984
18,000,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(b)	17,979,912
3,800,000	RBS Capital Trust A, 2.309%, (EUR)(b)(d)	5,197,930
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	3,831,107
11,860,000	RBS Capital Trust I, 2.099%(b)(d)	11,860,000
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(d)	7,097,310
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(d)	3,029,400
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	1,839,586
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	30,206,917
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	36,998,835
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	35,272,922
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(d)	16,485,469
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,875,770
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	18,147,348
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	4,513,214
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	1,016,111
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,386,450
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,809,000
3,070,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	4,222,669
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(d)	9,427,632
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,161,326

		2,758,279,570

	Brokerage – 0.8%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	6,055,960
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	21,679,092
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,964,773
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,839,471

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	$25,449,052
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	68,019,983

		207,008,331

	Building Materials – 0.8%
14,395,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	14,538,950
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,973,747
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,621,713
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,885,141
15,272,000	Masco Corp., 6.500%, 8/15/2032	16,150,140
23,972,000	Masco Corp., 7.125%, 3/15/2020	28,208,332
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,465,532
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	4,032,587
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,154,321
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	62,358,070
17,605,000	USG Corp., 9.750%, 1/15/2018	21,081,987

		192,470,520

	Chemicals – 0.3%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	21,076,545
2,915,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,031,600
2,610,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,662,200
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,512,688
33,969,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	30,826,867
2,257,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	2,234,430
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	10,965,850

		78,310,180

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,321,188
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	30,839,797

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	$6,538,563

		39,699,548

	Consumer Cyclical Services – 0.1%
3,591,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	3,819,926
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	1,055,000
8,164,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	8,715,070

		13,589,996

	Consumer Products – 0.0%
2,043,000	Visant Corp., 10.000%, 10/01/2017	1,905,098

	Electric – 1.2%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,044,250
10,815,000	AES Corp. (The), 5.500%, 3/15/2024	11,058,337
62,683,452	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	69,528,171
78,043,538	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	85,449,869
3,011,809	CE Generation LLC, 7.416%, 12/15/2018	2,977,926
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	68,939,656
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,684,876
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	365,945
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,917,098
8,663,000	Endesa S.A., 7.875%, 2/01/2027	10,982,302
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	13,216,762
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	976,237
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,191,016
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,182,123
992,557	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	1,079,406
126,932	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	130,450

		305,724,424

	Finance Companies – 6.4%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,666,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	$4,839,288
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	80,162,155
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	55,032,083
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	81,653,104
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	40,733,982
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	74,740,146
22,590,000	General Electric Capital Corp., Series A, MTN, 0.527%, 5/13/2024(b)	21,205,210
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	239,572,691
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	466,375
9,248,000	International Lease Finance Corp., 4.625%, 4/15/2021	9,548,560
11,568,000	International Lease Finance Corp., 5.875%, 4/01/2019	12,724,800
37,015,000	International Lease Finance Corp., 5.875%, 8/15/2022	40,438,887
5,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,896,800
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,859,500
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,176,225
18,205,000	iStar Financial, Inc., 4.875%, 7/01/2018	18,250,513
20,095,000	iStar Financial, Inc., 5.000%, 7/01/2019	20,095,000
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	36,162,075
4,865,000	iStar Financial, Inc., 6.050%, 4/15/2015	5,035,275
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	32,334,300
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	32,276,513
34,415,000	Navient Corp., 4.875%, 6/17/2019	35,468,099
27,345,000	Navient Corp., 5.500%, 1/25/2023	27,105,731
9,995,000	Navient Corp., MTN, 4.625%, 9/25/2017	10,532,231
11,528,000	Navient Corp., MTN, 5.500%, 1/15/2019	12,248,500
68,000,000	Navient Corp., MTN, 6.125%, 3/25/2024	68,935,000
8,000,000	Navient Corp., MTN, 7.250%, 1/25/2022	8,850,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$2,030,000		Navient Corp., MTN, 8.000%, 3/25/2020	$2,347,188
23,623,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	23,623,000
49,494,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	42,750,442
74,428,000		Navient Corp., Series A, MTN, 8.450%, 6/15/2018	88,011,110
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,311,257
194,610,000		Springleaf Finance Corp., 7.750%, 10/01/2021	218,936,250
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	88,743,300
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,983,125
935,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,014,475
78,860,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	87,534,600

			1,566,263,790

		Financial Other – 0.2%
38,476,000		National Life Insurance Co., 10.500%, 9/15/2039, 144A	55,338,453

		Food & Beverage – 0.2%
36,595,000		Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	40,894,912

		Government Guaranteed – 0.4%
92,365,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	86,750,183

		Government Owned—No Guarantee – 0.2%
34,515,000		DP World Ltd., 6.850%, 7/02/2037, 144A	38,484,225

		Healthcare – 2.1%
3,240,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A	3,385,800
15,410,000		Boston Scientific Corp., 6.000%, 1/15/2020	17,914,171
7,230,000		Boston Scientific Corp., 6.400%, 6/15/2016	7,972,781
15,000,000		Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,106,480
4,895,000		HCA Holdings, Inc., 6.250%, 2/15/2021	5,256,006
12,860,000		HCA, Inc., 5.875%, 3/15/2022	13,937,025
162,835,000		HCA, Inc., 5.875%, 5/01/2023	170,366,119
27,204,000		HCA, Inc., 7.050%, 12/01/2027	28,020,120

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$27,148,000	HCA, Inc., 7.500%, 12/15/2023	$30,405,760
26,465,000	HCA, Inc., 7.500%, 11/06/2033	28,119,063
70,501,000	HCA, Inc., 7.690%, 6/15/2025	79,489,878
44,984,000	HCA, Inc., 8.360%, 4/15/2024	53,418,500
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	24,335,640
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,192,760
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	33,086,565

		526,006,668

	Home Construction – 0.5%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,652,706
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	15,223,390
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,765,500
2,835,000	KB Home, 8.000%, 3/15/2020	3,253,163
7,820,000	Lennar Corp., 4.500%, 6/15/2019	8,005,725
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	61,433,700
18,575,000	Pulte Group, Inc., 6.375%, 5/15/2033	18,667,875

		116,002,059

	Independent Energy – 0.1%
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,250,400
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,220,892
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	8,160,975
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	11,028,563
7,500,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	7,687,500
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	6,032,600

		37,380,930

	Industrial Other – 0.1%
4,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,320,638
8,025,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	8,245,687

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – continued
$10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$12,005,165

		24,571,490

	Life Insurance – 1.9%
16,485,000	American International Group, Inc., 4.125%, 2/15/2024	17,352,688
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,917,453
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	14,562,769
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	137,605,362
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	15,817,647
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,567,550
6,368,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,269,594
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	7,893,026
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	106,254,050
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(d)	2,220,670
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	20,402,061
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,882,600
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,165,531
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	71,532,267
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,085,987
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,981,885
10,000,000	Tiers Trust, (Step to 8.125% on 9/15/2017), Zero Coupon, 3/15/2046, 144A(c)(e)	8,500,000

		460,011,140

	Local Authorities – 2.1%
46,924,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	69,355,510
1,400,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,898,617
12,250,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	16,645,860
75,000,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	71,725,678
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	148,531,741
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	96,734,776

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	$1,199,372
6,596,642	Province of Alberta, 5.930%, 9/16/2016, (CAD)	6,646,655
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,411,496
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	66,918,978
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	36,731,077

		517,799,760

	Media Cable – 0.2%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,389,587
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	40,164,753
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	624,056
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	15,137,083

		59,315,479

	Media Non-Cable – 0.3%
136,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	9,079,215
25,600,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	25,856,000
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,772,450
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	28,764,225
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	10,223,500

		77,695,390

	Metals & Mining – 1.0%
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	15,038,251
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	12,616,156
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	2,076,755
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	7,233,319
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	37,378,750
3,635,000	ArcelorMittal, 7.500%, 10/15/2039	3,998,500
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,921,836
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	24,586,992
7,273,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	7,463,916

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$9,475,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A(c)(f)	$5,400,750
12,000,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,510,000
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,825,000
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,707,658
9,625,000	United States Steel Corp., 6.650%, 6/01/2037	8,951,250
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	8,495,900
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	25,989,600
37,725,000	United States Steel Corp., 7.500%, 3/15/2022	41,120,250

		235,314,883

	Midstream – 0.9%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	10,325,118
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,085,000
7,325,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	7,744,166
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,206,610
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,617,625
47,707,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	48,422,605
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,513,675
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,881,396
52,880,000	NiSource Finance Corp., 6.400%, 3/15/2018	60,755,048
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,472,803
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	29,159,235
2,772,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,647,260
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,343,702

		215,174,243

	Mortgage Related – 0.0%
74,279	FHLMC, 5.000%, 12/01/2031	82,201

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	12,749,318

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	$11,679,068

		24,428,386

	Oil Field Services – 0.4%
5,135,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	4,891,088
10,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	9,925
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	16,377,120
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	28,504,600
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,150,158
10,342,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	10,497,130

		88,430,021

	Packaging – 0.1%
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	11,256,713
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,164,625

		12,421,338

	Paper – 1.1%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	38,305,795
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	501,368
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	121,094,842
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,875,809
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,492,747
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	10,582,499
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	45,211,331
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,176,356
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,963,657

		273,204,404

	Pharmaceuticals – 0.2%
49,965,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	53,087,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.3%
$22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$25,506,368
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	20,609,262
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,120,000
13,975,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(b)(g)	10,900,500
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	13,360,226
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,837,979
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,550,490

		82,884,825

	Railroads – 0.7%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	160,368,342
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,911,677
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	62,229

		167,342,248

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,550,211

	REITs—Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,120

	Retailers – 0.5%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,867,200
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,983,600
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,989,975
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,090,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	15,761,738
1,970,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,812,400
38,616,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	31,472,040
3,920,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,214,400
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	17,023,990
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	749,773

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	$10,842,527
26,880,000	Toys R Us, Inc., 7.375%, 10/15/2018	20,160,000

		116,967,643

	Sovereigns – 0.5%
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	61,132,068
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	16,265,896
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	41,276,381

		118,674,345

	Supermarkets – 0.7%
103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	97,999,925
23,020,000	New Albertson’s, Inc., 7.750%, 6/15/2026	22,559,600
18,220,000	New Albertson’s, Inc., 8.000%, 5/01/2031	17,764,500
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,350,000
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	17,308,307
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,692,550

		165,674,882

	Supranational – 1.6%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,932,128
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	29,155,369
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	19,565,490
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	68,983,018
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	169,406,877
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	43,023,436
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	46,389,492

		381,455,810

	Technology – 1.6%
136,514,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	135,148,860
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,114,340
3,105,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,306,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$36,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	$40,770,000
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	61,661,370
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,044,727
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,194,654
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	19,738,261
13,000,000	First Data Corp., 10.625%, 6/15/2021	15,145,000
8,684,000	First Data Corp., 11.250%, 1/15/2021	10,138,570
57,009,000	First Data Corp., 11.750%, 8/15/2021	67,626,926
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,060,063
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,738,348
3,542,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,335,408
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,367,500
40,000	Xerox Corp., 6.350%, 5/15/2018	46,480
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	678,320

		387,115,652

	Transportation Services – 0.3%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,524,420
11,326,632	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	11,524,848
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)(h)	8,583,152
6,205,832	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(f)	6,329,949
5,224,500	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(f)	5,302,868
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)(h)	20,553,896
3,242,878	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(f)	3,486,094
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)(h)	278,373
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,505,186

		79,088,786

	Treasuries – 32.7%
414,485,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	387,616,599

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
445,239,000		Canadian Government, 1.250%, 2/01/2016, (CAD)	$418,471,668
254,495,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	236,485,612
499,325,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	468,431,006
597,515,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	567,551,055
157,595,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	152,864,418
201,175,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	193,741,112
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	908,899
25,000,000,000		Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	2,367,145
88,974,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,368,284
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	46,538,017
317,658,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	30,881,556
17,221,500	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	137,296,645
4,555,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	40,156,642
10,085,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	88,182,553
39,135,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	352,424,920
3,270,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	30,790,427
14,710,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	151,400,579
53,515,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	48,641,651
36,200,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	33,728,462
1,316,210,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	231,349,628
2,107,745,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	354,452,757
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	110,788,493
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	46,260,353
10,025,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	4,752,744
15,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	12,062,194
258,500,000		U.S. Treasury Note, 0.125%, 12/31/2014	258,550,407
439,435,000		U.S. Treasury Note, 0.250%, 9/30/2015	439,898,604

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$200,000,000	U.S. Treasury Note, 0.250%, 12/31/2015	$200,015,600
550,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	549,462,650
1,240,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	1,241,791,800
650,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	650,126,750
250,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	249,922,000
100,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	99,910,200
150,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	150,128,850

		7,996,320,280

	Wireless – 0.5%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	21,516,421
41,804,000	Sprint Capital Corp., 6.875%, 11/15/2028	42,222,040
21,749,000	Sprint Capital Corp., 6.900%, 5/01/2019	23,978,272
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	9,690,450
16,537,000	Sprint Communications, Inc., 6.000%, 11/15/2022	16,867,740
11,346,000	Sprint Corp., 7.250%, 9/15/2021, 144A	12,508,965

		126,783,888

	Wirelines – 3.9%
4,197,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(e)	4,270,448
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,741,100
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,632,835
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	35,481,417
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	116,556,125
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	11,225,100
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	7,282,206
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	962,500
27,075,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	41,893,400
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,542,988
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	12,396,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	$3,178,781
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	786,575
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,913,213
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,890,570
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	42,345,300
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,933,600
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,890,638
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,353,704
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	35,096,091
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	66,506,954
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,463,440
30,015,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	33,466,725
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	65,590,307
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,995,250
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	41,834,700
38,025,000	Qwest Corp., 6.875%, 9/15/2033	38,252,542
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,516,289
10,620,000	Qwest Corp., 7.250%, 9/15/2025	12,490,097
62,599,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	62,755,497
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	33,102,982
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	14,090,100
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	7,701,478
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	8,443,775
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,065,610
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,384,485
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	46,510,779
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	8,761,227

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	$33,537,058
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	7,168,423
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	45,934,247
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	28,383,598
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,703,599
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,406,166

		943,438,557

	Total Non-Convertible Bonds (Identified Cost $18,075,503,682)	19,662,792,121

Convertible Bonds – 7.3%
	Automotive – 1.5%
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	364,747,728

	Basic Industry – 0.2%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	45,378,550

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	7,376,704

	Communications – 0.7%
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	106,058,085
41,620,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	69,089,200

		175,147,285

	Construction Machinery – 0.2%
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	44,753,889

	Consumer Products – 0.0%
3,580,000	Jarden Corp., 1.125%, 3/15/2034, 144A	3,656,075

	Energy – 0.5%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	26,744,063
75,524,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	80,905,085
21,431,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	22,716,860

		130,366,008

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Finance Companies – 0.0%
$880,000	Jefferies Group LLC, 3.875%, 11/01/2029	$941,050

	Healthcare – 0.5%
26,370,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(e)	28,825,706
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,280,680
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	76,098,844

		107,205,230

	Home Construction – 0.4%
11,346,000	KB Home, 1.375%, 2/01/2019	11,402,730
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	87,127,950

		98,530,680

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,733,603

	Metals & Mining – 0.2%
33,215,000	United States Steel Corp., 2.750%, 4/01/2019	41,248,878

	Pharmaceuticals – 0.0%
2,042,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,112,194
2,844,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,995,087

		5,107,281

	REITs—Mortgage – 0.1%
14,580,000	iStar Financial, Inc., 3.000%, 11/15/2016	20,658,038

	REITs—Warehouse/Industrials – 0.1%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	31,599,956

	Technology – 2.5%
58,389,000	Ciena Corp., 0.875%, 6/15/2017	57,878,096
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	19,429,719
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	10,378,025
2,469,000	Intel Corp., 2.950%, 12/15/2035	3,069,276
318,925,000	Intel Corp., 3.250%, 8/01/2039	491,941,812
11,030,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	11,057,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	$2,192,831
7,412,489	Liberty Media LLC, 3.500%, 1/15/2031	4,053,705
4,337,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	5,586,598

		605,587,637

	Wirelines – 0.0%
3,571,300	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(e)(f)(i)	537,213
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,850,404

		2,387,617

	Total Convertible Bonds (Identified Cost $1,165,788,517)	1,775,426,209

Municipals – 1.1%
	District of Columbia – 0.0%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,420,628

	Illinois – 0.5%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,466,718
69,245,000	State of Illinois, 5.100%, 6/01/2033	69,571,836
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	38,742,814

		110,781,368

	Michigan – 0.1%
20,115,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,402,090

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,498,008

	Virginia – 0.5%
174,035,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	129,234,910

	Total Municipals (Identified Cost $300,736,003)	271,337,004

	Total Bonds and Notes (Identified Cost $19,542,028,202)	21,709,555,334

Senior Loans – 1.5%
	Automotive – 0.1%
25,105,691	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	25,105,691

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Chemicals – 0.2%
$510,824	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	$522,955
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	49,290,382

		49,813,337

	Construction Machinery – 0.1%
33,645,652	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	33,477,424

	Consumer Products – 0.1%
14,564,321	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	14,495,141

	Diversified Manufacturing – 0.0%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	9,876,660

	Food & Beverage – 0.1%
16,517,185	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	16,682,357

	Media Cable – 0.0%
10,850,586	CSC Holdings, Inc., New Term Loan B, 2.650%, 4/17/2020(b)	10,721,139

	Media Non-Cable – 0.1%
13,650,515	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	11,521,034

	Metals & Mining – 0.1%
17,213,400	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)(c)	17,222,007

	Non-Captive Diversified – 0.4%
103,404,905	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	106,507,052

	Oil Field Services – 0.0%
3,368,655	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	3,408,674

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,411,875

	Retailers – 0.1%
18,551,381	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	18,597,759
4,975,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,776,000

		23,373,759

	Supermarkets – 0.1%
22,663,500	New Albertson’s, Inc., Term Loan, 6/25/2021(j)	22,706,107

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Technology – 0.0%
$5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	$5,659,764

	Wirelines – 0.1%
6,498,522	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,529,390
2,283,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	2,321,058
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,572,349

		11,422,797

	Total Senior Loans (Identified Cost $358,753,471)	366,404,818

Shares
Common Stocks – 5.4%
	Airlines – 0.0%
197,487	United Continental Holdings, Inc.(g)	8,110,791

	Biotechnology – 0.5%
1,343,611	Vertex Pharmaceuticals, Inc.(g)	127,213,090

	Chemicals – 0.6%
750,000	PPG Industries, Inc.	157,612,500

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	22,360,397
3,805	Rock-Tenn Co., Class A	401,770

		22,762,167

	Diversified Telecommunication Services – 0.2%
403,884	Hawaiian Telcom Holdco, Inc.(g)	11,555,121
2,629,337	Telefonica S.A., Sponsored ADR	45,119,423

		56,674,544

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	13,839,256

	Multi-Utilities – 0.0%
40,899	CMS Energy Corp.	1,274,004

	Oil, Gas & Consumable Fuels – 0.5%
1,026,979	Chesapeake Energy Corp.	31,918,507
850,302	Repsol YPF S.A., Sponsored ADR	22,533,003
750,000	Royal Dutch Shell PLC, ADR	61,777,500

		116,229,010

	Pharmaceuticals – 1.0%
3,372,358	Bristol-Myers Squibb Co.	163,593,087
556,752	Valeant Pharmaceuticals International, Inc.(g)	70,217,562

		233,810,649

	Semiconductors & Semiconductor Equipment – 2.3%
18,411,567	Intel Corp.	568,917,420

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(g)	$21,262,180

	Total Common Stocks (Identified Cost $731,756,350)	1,327,705,611

Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.3%
	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	30,135,441
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	15,154,362

		45,289,803

	Communications – 0.0%
2,202	Cincinnati Bell, Inc., 6.750%	105,079

	Energy – 0.4%
175,016	Chesapeake Energy Corp., 4.500%	17,064,060
228,788	Chesapeake Energy Corp., 5.000%	23,656,679
12,470	Chesapeake Energy Corp., Series A, 5.750%, 144A	15,797,931
325,710	El Paso Energy Capital Trust I, 4.750%	18,011,763
91,888	SandRidge Energy, Inc., 7.000%	10,159,367
144,600	SandRidge Energy, Inc., 8.500%	16,412,100

		101,101,900

	Metals & Mining – 0.3%
2,548,930	ArcelorMittal, 6.000%	57,325,436
1,003,138	Cliffs Natural Resources, Inc., 7.000%	14,374,967

		71,700,403

	Natural Gas – 0.1%
409,305	AES Trust III, 6.750%	21,218,371

	REITs—Diversified – 0.2%
36,328	Crown Castle International Corp., Series A, 4.500%	3,702,550
561,271	Weyerhaeuser Co., Series A, 6.375%	31,852,129

		35,554,679

	REITs—Health Care – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	9,939,941

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs—Hotels – 0.0%
227,906	FelCor Lodging Trust, Inc., Series A, 1.950%	$5,950,626

	REITs—Mortgage – 0.1%
532,322	iStar Financial, Inc., Series J, 4.500%	34,071,270

	Total Convertible Preferred Stocks (Identified Cost $286,236,372)	324,932,072

Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.3%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	66,020,696
53,000	Bank of America Corp., 6.375%	1,335,070
534,725	Countrywide Capital IV, 6.750%	13,656,877

		81,012,643

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	142,320
100	Entergy Arkansas, Inc., 4.320%	9,034
5,000	Entergy Mississippi, Inc., 4.360%	450,000
665	Entergy New Orleans, Inc., 4.360%	60,016
200	Entergy New Orleans, Inc., 4.750%	19,075
50,100	Southern California Edison Co., 4.780%	1,144,785

		1,825,230

	Finance Companies – 0.1%
58,400	iStar Financial, Inc., Series E, 7.875%	1,460,000
58,575	iStar Financial, Inc., Series F, 7.800%	1,452,016
15,550	iStar Financial, Inc., Series G, 7.650%	383,307
149,767	SLM Corp., Series A, 6.970%	7,253,216

		10,548,539

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(e)	39,900,000

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(g)	568,249

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs—Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	$2,804,056

	REITs—Warehouse/Industrials – 0.0%
169,007	ProLogis, Inc., Series Q, 8.540%	10,365,199

	Total Non-Convertible Preferred Stocks (Identified Cost $91,856,549)	147,023,916

	Total Preferred Stocks (Identified Cost $378,092,921)	471,955,988

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	8,207,697

Principal Amount (‡)
Short-Term Investments – 1.5%
$1,711,786	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $1,711,786 on 7/01/2014 collateralized by $1,840,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,747,266 including accrued interest(k)	1,711,786
353,897,141	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $353,897,240 on 7/01/2014 collateralized by $910,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $903,175; $50,000,000 Federal Home Loan Bank, 1.875% due 3/08/2019 valued at $50,750,000; $11,265,000 U.S. Treasury Note, 1.500% due 12/31/2018 valued at $11,265,000; $207,365,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $208,401,825; $90,000,000 U.S. Treasury Note, 1.375% due 12/31/2018 valued at $89,662,500 including accrued interest(k)	353,897,141

	Total Short-Term Investments (Identified Cost $355,608,927)	355,608,927

	Total Investments – 99.2% (Identified Cost $21,376,047,808)(a)	24,239,438,375
	Other assets less liabilities – 0.8%	191,342,305

	Net Assets – 100.0%	$24,430,780,680

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $21,459,645,639 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,152,107,669
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(372,314,933)

Net unrealized appreciation	$2,779,792,736

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Illiquid security. At June 30, 2014, the value of these securities amounted to $506,099,259 or 2.1% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $77,758,881 or 0.3% of net assets.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $2,516,886,751 or 10.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$31,907,928	(a)	$31,907,928
Airlines	—	106,263,315	329,016,604	(a)	435,279,919
Finance Companies	3,311,257	1,562,952,533	—		1,566,263,790
Life Insurance	—	451,511,140	8,500,000	(a)	460,011,140
Metals & Mining	—	229,914,133	5,400,750	(b)	235,314,883
Retailers	—	101,205,905	15,761,738	(b)	116,967,643
Transportation Services	—	23,029,606	56,059,180	(b)	79,088,786
All Other Non-Convertible Bonds*	—	16,737,958,032	—		16,737,958,032

Total Non-Convertible Bonds	3,311,257	19,212,834,664	446,646,200		19,662,792,121

Convertible Bonds
Wirelines	—	1,850,404	537,213	(b)	2,387,617
All Other Convertible Bonds*	—	1,773,038,592	—		1,773,038,592

Total Convertible Bonds	—	1,774,888,996	537,213		1,775,426,209

Municipals*	—	271,337,004	—		271,337,004

Total Bonds and Notes	3,311,257	21,259,060,664	447,183,413		21,709,555,334

Senior Loans*	—	366,404,818	—		366,404,818
Common Stocks*	1,327,705,611	—	—		1,327,705,611
Preferred Stocks
Convertible Preferred Stocks
Communications	—	105,079	—		105,079
Energy	68,891,869	32,210,031	—		101,101,900
REITs—Mortgage	—	34,071,270	—		34,071,270
All Other Convertible Preferred Stocks*	189,653,823	—	—		189,653,823

Total Convertible Preferred Stocks	258,545,692	66,386,380	—		324,932,072

Non-Convertible Preferred Stocks
Electric	1,144,785	680,445	—		1,825,230
Government Sponsored	—	39,900,000	—		39,900,000
REITs—Office Property	—	2,804,056	—		2,804,056
All Other Non-Convertible Preferred Stocks*	102,494,630	—	—		102,494,630

Total Non-Convertible Preferred Stocks	103,639,415	43,384,501	—		147,023,916

Total Preferred Stocks	362,185,107	109,770,881	—		471,955,988

Closed-End Investment Companies	8,207,697	—	—		8,207,697
Short-Term Investments	—	355,608,927	—		355,608,927

Total	$1,701,409,672	$22,090,845,290	$447,183,413		$24,239,438,375

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $51,398,641 were transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, these securities were valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$15,801	$36,394	$32,936,153	$(1,080,420)	$—	$—	$31,907,928	$36,394
Airlines	349,096,577	229,772	693,590	15,005,877	—	(22,317,077)	11,070,781	(24,762,916)	329,016,604	17,030,474
Life Insurance	7,625,000	216,335	—	658,665	—	—	—	—	8,500,000	658,665
Metals & Mining	—	237,178	(2,632,187)	(360,804)	—	(6,267,812)	14,424,375	—	5,400,750	(360,804)
Retailers	15,667,254	51,033	—	43,451	—	—	—	—	15,761,738	43,451
Transportation Services	62,142,116	—	1,045,365	(1,116,848)	—	(6,011,453)	—	—	56,059,180	63,068
Convertible Bonds Wirelines	547,121	—	(6,745)	178,371	—	(181,534)	—	—	537,213	128,885

Total	$435,078,068	$734,318	$(884,176)	$14,445,106	$32,936,153	$(35,858,296)	$25,495,156	$(24,762,916)	$447,183,413	$17,600,133

A debt security valued at $24,762,916 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $14,424,375 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $11,070,781 were transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	32.7%
Banking	11.8
Finance Companies	6.5
Technology	4.1
Wirelines	4.0
Automotive	2.7
Healthcare	2.6
Semiconductors & Semiconductor Equipment	2.3
Life Insurance	2.3
Local Authorities	2.1
Other Investments, less than 2% each	26.6
Short-Term Investments	1.5

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	68.1%
Canadian Dollar	11.2
New Zealand Dollar	4.7
Mexican Peso	3.4
Australian Dollar	3.4
Euro	2.4
Norwegian Krone	2.4
Other, less than 2% each	3.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.4% of Net Assets
Non-Convertible Bonds – 80.4%
	ABS Car Loan – 0.5%
7,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$6,563,619

	ABS Home Equity – 0.0%
668,575	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.613%, 4/25/2035(b)	679,719

	ABS Other – 0.0%
424,973	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	428,965

	Aerospace & Defense – 1.9%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	11,398,000
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	176,750
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	667,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,828,750
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,806,250
245,000	Textron, Inc., 5.600%, 12/01/2017	275,471
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,974,538
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,564,062
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024, 144A	1,528,555

		27,219,876

	Airlines – 1.7%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	5,649,604
754,846	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	781,266
1,167,491	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	1,189,381
388,284	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	401,874
800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	834,032
242,531	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	253,445
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,867,150
10,502	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	10,922
23,805	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	25,710

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	$75,886
247,128	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	269,369
944,914	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	950,243
228,518	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	266,223
896,434	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	990,560
1,690,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,737,810
1,397,285	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,638,317
936,370	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,055,757
500,378	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	571,682
991,275	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,053,230
2,370,654	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,495,114
514,860	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	541,993
857,084	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	880,054

		23,539,622

	Automotive – 1.7%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,844,201
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,199,313
165,000	Ford Motor Co., 6.625%, 2/15/2028	192,561
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,235,251
690,000	Ford Motor Co., 7.125%, 11/15/2025	847,935
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,782,017
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,624,483
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,066,424
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	667,471
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	677,327
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	396,563

		24,533,546

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 12.7%
$2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	$2,741,375
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,733,750
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,464,015
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,042,157
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,136,453
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,201,549
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,523,347
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,675,615
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,775,452
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	13,967,232
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,425,477
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(c)	2,455,645
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(c)	2,045,800
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(c)	3,113,275
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(c)	5,231,642
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(c)	1,162,500
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(c)	1,171,563
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(c)	1,897,668
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,863,911
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	287,312
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,716,840
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,382,320
795,000	Citigroup, Inc., 6.125%, 8/25/2036	910,433
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	12,769,884
200,000	Citigroup, Inc., EMTN, 1.584%, 11/30/2017, (EUR)(b)	272,491
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	6,253,471
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,986,576

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	$2,214,579
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,234,720
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	7,027,377
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	3,027,702
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,501,189
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,460,367
50,000	Merrill Lynch & Co., Inc., EMTN, 0.792%, 9/14/2018, (EUR)(b)	66,069
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	346,475
200,000	Morgan Stanley, 0.707%, 10/15/2015(b)	200,412
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,181,298
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,375,232
130,000	Morgan Stanley, 3.450%, 11/02/2015	134,511
200,000	Morgan Stanley, 3.750%, 2/25/2023	203,456
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,676,090
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,770,421
5,035,000	Morgan Stanley, 5.750%, 1/25/2021	5,848,782
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	5,126,675
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	93,178
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,115,128
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,227,946
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,562,882
300,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	303,636
900,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(b)	898,996
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	538,661
185,000	RBS Capital Trust A, 2.309%, (EUR)(b)(c)	253,057
1,320,000	RBS Capital Trust I, 2.099%(b)(c)	1,320,000
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	245,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	$3,342,804
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,075,914
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	2,458,125
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	72,145
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	1,030,199
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	211,557
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	320,877
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	841,410
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	703,500
150,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(c)	206,319
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(c)	1,307,688
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,645,225

		180,378,076

	Brokerage – 1.1%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	554,490
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,542,765
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,364,051
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,457,410
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,196,966
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,048,133
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,957,899

		15,121,714

	Building Materials – 1.1%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,176,350
860,000	Masco Corp., 4.800%, 6/15/2015	890,202
240,000	Masco Corp., 5.850%, 3/15/2017	264,600
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,863,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$800,000	Masco Corp., 6.500%, 8/15/2032	$846,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,659,175
815,000	Masco Corp., 7.750%, 8/01/2029	960,075
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	977,597
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	182,902
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,497,734

		15,317,885

	Chemicals – 1.1%
275,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	286,000
7,395,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	7,542,900
620,000	Methanex Corp., 5.250%, 3/01/2022	685,484
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,649,413
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	4,755,300
35,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	34,650
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	877,850

		15,831,597

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(d)	1,101,014
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,296,487

		2,397,501

	Consumer Products – 0.0%
260,000	Visant Corp., 10.000%, 10/01/2017	242,450

	Electric – 2.9%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,950,300
595,000	AES Corp. (The), 5.500%, 3/15/2024	608,387
2,573,315	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,854,308
3,458,757	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,786,993
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,725,768
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	6,000,445

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	$2,567,708
1,589,000	Endesa S.A., 7.875%, 2/01/2027	2,014,415
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,329,629
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	122,030
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,397,005
4,000,000	Enersis S.A., 7.400%, 12/01/2016	4,490,792
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	75,455
2,612,993	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(d)	2,723,831

		40,647,066

	Finance Companies – 5.4%
300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	258,000
1,630,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,610,758
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	44,647
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,220,464
2,390,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	2,125,638
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,765,446
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,180,820
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	8,274,976
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,734,600
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,326,662
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,258,400
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,689,800
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	784,225
945,000	iStar Financial, Inc., 4.875%, 7/01/2018	947,363
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	239,625
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,670,550
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,643,187
2,167,000	Navient Corp., 4.875%, 6/17/2019	2,233,310

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$4,668,000		Navient Corp., 5.500%, 1/25/2023	$4,627,155
722,000		Navient Corp., MTN, 3.875%, 9/10/2015	736,440
726,000		Navient Corp., MTN, 5.500%, 1/15/2019	771,375
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,981,125
200,000		Navient Corp., Series A, MTN, 5.000%, 4/15/2015	205,500
145,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	145,000
5,185,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	4,478,544
4,681,000		Navient Corp., Series A, MTN, 8.450%, 6/15/2018	5,535,282
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	699,748
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,901,950
1,805,000		Springleaf Finance Corp., 7.750%, 10/01/2021	2,030,625
725,000		Springleaf Finance Corp., 8.250%, 10/01/2023	826,500
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	318,750
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	625,048
2,100,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,278,500
725,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	804,750

			76,974,763

		Food & Beverage – 0.2%
1,995,000		Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	2,229,413

		Government Owned—No Guarantee – 0.2%
2,400,000		DP World Ltd., 6.850%, 7/02/2037, 144A	2,676,000

		Healthcare – 2.2%
650,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A	679,250
425,000		Boston Scientific Corp., 5.125%, 1/12/2017	463,903
435,000		Boston Scientific Corp., 6.400%, 6/15/2016	479,690
4,345,000		Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,955,177
610,000		HCA, Inc., 5.875%, 3/15/2022	661,088
4,960,000		HCA, Inc., 5.875%, 5/01/2023	5,189,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$410,000	HCA, Inc., 6.375%, 1/15/2015	$419,738
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,651,350
820,000	HCA, Inc., 7.190%, 11/15/2015	879,450
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,652,000
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,530,000
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,999,150
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,636,250
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,252,300
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	455,800
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016	344,736
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,717,312

		31,966,594

	Home Construction – 1.0%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	569,938
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	245,700
835,000	KB Home, 8.000%, 3/15/2020	958,162
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,335,581
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,759,500
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,684,800
3,020,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,035,100

		14,588,781

	Independent Energy – 1.4%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,577,409
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,204,816
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	115,000
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,154,200
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	2,166,125
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,535,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$500,000	QEP Resources, Inc., 5.250%, 5/01/2023	$511,250
690,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	707,250
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,189,900

		20,161,563

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,286,563
660,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	678,150

		1,964,713

	Life Insurance – 2.0%
160,000	American International Group, Inc., 4.125%, 2/15/2024	168,422
130,000	American International Group, Inc., 4.875%, 6/01/2022	144,763
2,300,000	American International Group, Inc., 6.250%, 3/15/2087	2,573,125
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	14,002,287
325,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	371,014
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	195,234
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(c)	4,014,500
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	307,956
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,223,400
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,771,456
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,434,550

		28,206,707

	Local Authorities – 2.9%
2,365,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	3,495,563
200,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	271,231
1,630,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	2,214,918
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	10,023,072
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,319,959
332,553	Province of Alberta, 5.930%, 9/16/2016, (CAD)	335,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	$20,246,749
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	792,071

		41,698,637

	Media Cable – 0.5%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	679,963
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,866,436
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	5,074,627

		7,621,026

	Media Non-Cable – 0.6%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,602,214
1,565,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	1,580,650
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	125,400
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,443,075
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	339,250

		8,090,589

	Metals & Mining – 1.5%
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,560,447
400,000	Alcoa, Inc., 5.900%, 2/01/2027	427,848
6,630,000	ArcelorMittal, 7.250%, 3/01/2041	7,044,375
3,300,000	ArcelorMittal, 7.500%, 10/15/2039	3,630,000
398,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	408,448
3,580,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A(d)(e)	2,040,600
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,632,312
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,470,000
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,918,400

		21,132,430

	Midstream – 0.6%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	656,016
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	271,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	$1,627,759
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	368,264
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,391,813
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	721,025
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	278,667
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,000,355
650,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	620,750

		7,935,899

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	1,047,716
89,409	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	91,245
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	558,152
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,098,362

		2,795,475

	Oil Field Services – 1.3%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	6,370,175
10,140,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	9,658,350
640,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	635,200
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,702,138
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	786,625

		19,152,488

	Packaging – 0.3%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,638,750

	Paper – 1.2%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,635,870
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,801,692
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,310,255
350,000	Westvaco Corp., 7.950%, 2/15/2031	450,922

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$1,035,000	Westvaco Corp., 8.200%, 1/15/2030	$1,359,176

		16,557,915

	Pharmaceuticals – 0.2%
2,610,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	2,773,125

	Property & Casualty Insurance – 0.8%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,121,949
1,630,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(b)(f)	1,271,400
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,366,795
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,704,686
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,371,946

		10,836,776

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Pty Ltd., 6.750%, 9/02/2019, 144A	3,689,172

	Railroads – 0.6%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(d)	8,847,049
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	435,025

		9,282,074

	REITs—Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,675,122

	REITs—Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	233,402

	REITs—Office Property – 0.3%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,873,410
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	561,023

		4,434,433

	REITs—Regional Malls – 0.0%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	223,082
290,000	Simon Property Group LP, 6.100%, 5/01/2016	314,706

		537,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs—Single Tenant – 0.1%
$185,000	Realty Income Corp., 5.750%, 1/15/2021	$212,391
815,000	Realty Income Corp., 6.750%, 8/15/2019	955,642

		1,168,033

	Retailers – 0.7%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,248,994
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,140,313
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	1,215,075
830,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	676,450
2,345,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,758,750

		10,039,582

	Sovereigns – 0.3%
264,630,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,850,512
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	749,173
271,710,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	2,030,329

		4,630,014

	Supermarkets – 1.0%
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,859,900
1,720,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,685,600
3,165,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,085,875
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	455,000
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,722,050

		13,808,425

	Supranational – 1.5%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	585,449
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,989,909
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,360,294

		20,935,652

	Technology – 1.3%
1,670,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,653,300
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	79,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$3,580,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	$3,812,700
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,141,750
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,737,648
130,000	Avnet, Inc., 6.625%, 9/15/2016	144,007
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,497,559
1,300,000	First Data Corp., 10.625%, 6/15/2021	1,514,500
952,000	First Data Corp., 11.250%, 1/15/2021	1,111,460
2,665,000	First Data Corp., 11.750%, 8/15/2021	3,161,356
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	179,376
810,600	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	992,174

		19,025,030

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,811,592

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(d)	2,325,000
425,621	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	433,070
381,443	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	387,165
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(e)	148,458

		3,293,693

	Treasuries – 22.3%
14,710,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	13,756,445
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	10,175,121
8,305,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	7,829,761
16,935,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	15,887,206
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	28,286,604
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	7,939,308
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	12,707,414
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	168,073

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
33,387,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	$3,114,806
854,500	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	6,812,414
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,763,190
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	5,202,639
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	7,631,910
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,412,405
810,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,336,810
15,725,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	14,293,001
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	11,114,787
28,230,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	4,747,349
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	4,444,501
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,954,854
20,000,000		U.S. Treasury Note, 0.250%, 12/31/2015	20,001,560
25,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	24,975,575
50,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	50,009,750
25,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	24,992,200
25,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	24,977,550

			317,535,233

		Wireless – 0.7%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	5,533,886
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,653,270
575,000		Sprint Capital Corp., 6.900%, 5/01/2019	633,938
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	346,500
898,000		Sprint Communications, Inc., 6.000%, 12/01/2016	977,697
445,000		Sprint Communications, Inc., 6.000%, 11/15/2022	453,900

			10,599,191

		Wirelines – 3.2%
177,000		Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(g)	180,098

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	$227,032
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	865,130
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	682,860
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,209,800
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	2,166,233
200,000	Embarq Corp., 7.995%, 6/01/2036	218,500
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	611,800
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,195,200
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	153,650
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	284,990
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,315,555
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,615,295
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	804,892
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,685,075
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,367,112
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	395,500
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	802,125
5,275,000	Qwest Corp., 6.875%, 9/15/2033	5,306,566
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,793,352
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,434,832
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,295,725
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,440,337
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	805,149
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	477,950
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	559,227
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,848,281

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	$1,470,446

		46,212,712

	Total Non-Convertible Bonds (Identified Cost $1,035,627,307)	1,144,814,428

Convertible Bonds – 6.2%
	Automotive – 0.4%
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	5,844,516

	Basic Industry – 0.4%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,429,475

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	412,717

	Communications – 0.5%
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	5,000,800
1,690,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(d)	2,805,400

		7,806,200

	Construction Machinery – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	949,556

	Consumer Products – 0.0%
420,000	Jarden Corp., 1.125%, 3/15/2034, 144A	428,925

	Energy – 0.5%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,508,269
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	4,161,806
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,155,400

		6,825,475

	Finance Companies – 0.0%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	588,156

	Healthcare – 0.2%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(g)	229,556
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	3,237,706

		3,467,262

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Home Construction – 0.1%
$1,260,000	KB Home, 1.375%, 2/01/2019	$1,266,300

	Life Insurance – 1.6%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,454,747

	Metals & Mining – 0.2%
1,745,000	United States Steel Corp., 2.750%, 4/01/2019	2,167,072

	Pharmaceuticals – 0.0%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	212,047
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	300,141

		512,188

	REITs—Mortgage – 0.1%
755,000	iStar Financial, Inc., 3.000%, 11/15/2016	1,069,741

	Technology – 2.1%
8,000,000	Ciena Corp., 0.875%, 6/15/2017	7,930,000
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,744,147
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,216,492
7,000,000	Intel Corp., 3.250%, 8/01/2039	10,797,500
1,620,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	1,624,050
329,312	Liberty Media LLC, 3.500%, 1/15/2031	180,092
507,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	653,079
1,150,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,148,563

		29,293,923

	Wirelines – 0.0%
130,200	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(d)(e)(g)(h)	19,585

	Total Convertible Bonds (Identified Cost $67,441,159)	88,535,838

Municipals – 0.8%
	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	4,118,888

	Michigan – 0.1%
2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,898,960

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.4%
$7,510,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$5,576,776

	Total Municipals (Identified Cost $13,761,336)	11,594,624

	Total Bonds and Notes (Identified Cost $1,116,829,802)	1,244,944,890

Senior Loans – 1.0%
	Construction Machinery – 0.3%
4,717,392	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	4,693,805

	Consumer Products – 0.1%
588,804	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	586,008

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	520,200

	Media Non-Cable – 0.0%
165,699	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	139,850

	Other Utility – 0.1%
1,153,350	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,127,400
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	770,250
61,010	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	59,637

		1,957,287

	Retailers – 0.1%
1,092,486	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	1,095,217

	Supermarkets – 0.4%
2,115,260	New Albertson’s, Inc., Term Loan, Zero Coupon, 6/25/2021(i)	2,119,237
2,725,304	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	2,721,570

	Total Supermarkets (Identified Cost $4,826,839)	4,840,807

	Wirelines – 0.0%
120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	122,000

	Total Senior Loans (Identified Cost $13,963,519)	13,955,174

Shares	Description	Value (†)
Preferred Stocks – 2.3%
Convertible Preferred Stocks – 1.7%
	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	$3,318,948

	Communications – 0.0%
122	Cincinnati Bell, Inc., 6.750%	5,822

	Energy – 0.7%
5,655	Chesapeake Energy Corp., 4.500%	551,363
12,055	Chesapeake Energy Corp., 5.000%	1,246,487
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	836,138
96,065	El Paso Energy Capital Trust I, 4.750%	5,312,394
11,904	SandRidge Energy, Inc., 7.000%	1,316,136

		9,262,518

	Metals & Mining – 0.2%
135,304	ArcelorMittal, 6.000%	3,042,987

	Natural Gas – 0.1%
36,011	AES Trust III, 6.750%	1,866,810

	REITs—Diversified – 0.3%
1,667	Crown Castle International Corp., Series A, 4.500%	169,901
76,518	Weyerhaeuser Co., Series A, 6.375%	4,342,396

		4,512,297

	REITs—Health Care – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	427,276

	REITs—Mortgage – 0.1%
28,296	iStar Financial, Inc., Series J, 4.500%	1,811,085

	Total Convertible Preferred Stocks (Identified Cost $20,099,914)	24,247,743

Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,577,508
5,000	Bank of America Corp., 6.375%	125,950
20,975	Countrywide Capital IV, 6.750%	535,702

		3,239,160

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	$8,123
2,876	Entergy New Orleans, Inc., 4.750%	274,298
4,670	Union Electric Co., 4.500%	424,970

		707,391

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,215,593

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	3,150,000

	Total Non-Convertible Preferred Stocks (Identified Cost $6,439,667)	8,312,144

	Total Preferred Stocks (Identified Cost $26,539,581)	32,559,887

Common Stocks – 6.1%
	Airlines – 0.0%
14,401	United Continental Holdings, Inc.(f)	591,449

	Biotechnology – 0.9%
130,097	Vertex Pharmaceuticals, Inc.(f)	12,317,584

	Chemicals – 0.9%
62,529	PPG Industries, Inc.	13,140,469

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(f)	1,224,628
187	Rock-Tenn Co., Class A	19,745

		1,244,373

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(f)	230,311
241,163	Telefonica S.A., Sponsored ADR	4,138,357

		4,368,668

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	4,503,416

	Multi-Utilities – 0.1%
20,449	CMS Energy Corp.	636,986

	Oil, Gas & Consumable Fuels – 0.8%
54,259	Chesapeake Energy Corp.	1,686,370
172,008	Repsol YPF S.A., Sponsored ADR	4,558,212
70,051	Royal Dutch Shell PLC, ADR	5,770,101

		12,014,683

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.7%
160,000	Bristol-Myers Squibb Co.	$7,761,600
17,674	Valeant Pharmaceuticals International, Inc.(f)	2,229,045

		9,990,645

	Semiconductors & Semiconductor Equipment – 1.8%
822,858	Intel Corp.	25,426,312

	Trading Companies & Distributors – 0.2%
23,272	United Rentals, Inc.(f)	2,437,276

	Total Common Stocks (Identified Cost $48,599,630)	86,671,861

Principal Amount
Short-Term Investments – 2.0%
$9,852	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/14 at 0.000% to be repurchased at $9,852 on 7/01/2014 collateralized by $15,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $14,244 including accrued interest(j)	9,852
28,063,318	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $28,063,325 on 7/01/2014 collateralized by $28,415,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $28,628,113 including accrued interest(j)	28,063,318

	Total Short-Term Investments (Identified Cost $28,073,170)	28,073,170

	Total Investments – 98.8% (Identified Cost $1,234,005,702)(a)	1,406,204,982
	Other assets less liabilities – 1.2%	17,090,482

	Net Assets – 100.0%	$1,423,295,464

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $1,236,994,197 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$185,101,180
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,890,395)

Net unrealized appreciation	$169,210,785

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security. At June 30, 2014, the value of these securities amounted to $31,253,416 or 2.2% of net assets.
(e)	Fair valued security by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $4,243,953 or 0.3% of net assets.
(f)	Non-income producing security.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(i)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.

(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $202,174,769 or 14.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$10,593,736	$12,945,886	(a)	$23,539,622
Finance Companies	699,748	76,275,015	—		76,974,763
Metals & Mining	—	19,091,830	2,040,600	(b)	21,132,430
Retailers	—	8,824,507	1,215,075	(b)	10,039,582
Transportation Services	—	2,325,000	968,693	(b)	3,293,693
All Other Non-Convertible Bonds*	—	1,009,834,338	—		1,009,834,338

Total Non-Convertible Bonds	699,748	1,126,944,426	17,170,254		1,144,814,428

Convertible Bonds
Wirelines	—	—	19,585	(b)	19,585
All Other Convertible Bonds*	—	88,516,253	—		88,516,253

Total Convertible Bonds	—	88,516,253	19,585	88,535,838

Municipals*	—	11,594,624	—	11,594,624

Total Bonds and Notes	699,748	1,227,055,303	17,189,839	1,244,944,890

Senior Loans*	—	13,955,174	—	13,955,174
Preferred Stocks
Convertible Preferred Stocks
Communications	—	5,822	—	5,822
Energy	8,426,380	836,138	—	9,262,518
REITs—Mortgage	—	1,811,085	—	1,811,085
All Other Convertible Preferred Stocks*	13,168,318	—	—	13,168,318

Total Convertible Preferred Stocks	21,594,698	2,653,045	—	24,247,743

Non-Convertible Preferred Stocks
Electric	424,970	282,421	—	707,391
Government Sponsored	—	3,150,000	—	3,150,000
All Other Non-Convertible Preferred Stocks*	4,454,753	—	—	4,454,753

Total Non-Convertible Preferred Stocks	4,879,723	3,432,421	—	8,312,144

Total Preferred Stocks	26,474,421	6,085,466	—	32,559,887

Common Stocks*	86,671,861	—	—	86,671,861
Short-Term Investments	—	28,073,170	—	28,073,170

Total	$113,846,030	$1,275,169,113	$17,189,839	$1,406,204,982

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $2,728,942 were transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, these securities were valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and /or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$13,615,350	$—	$4,068	$783,108	$—	$(952,866)	$539,894	$(1,043,668)	$12,945,886	$813,179
Metals & Mining	—	85,257	(913,938)	(212,944)	—	(2,369,600)	5,451,825	—	2,040,600	(212,944)
Retailers	1,207,792	4,408	—	2,875	—	—	—	—	1,215,075	2,875
Transportation Services	1,201,346	—	63,454	(62,528)	—	(233,579)	—	—	968,693	5,390
Convertible Bonds Wirelines	23,130	—	(480)	7,672	—	(10,737)	—	—	19,585	4,698

Total	$16,047,618	$89,665	$(846,896)	$518,183	$—	$(3,566,782)	$5,991,719	$(1,043,668)	$17,189,839	$613,198

A debt security valued at $1,043,668 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $5,451,825 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $539,894 were transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)
Treasuries	22.3%
Banking	13.2
Finance Companies	5.5
Life Insurance	3.6
Technology	3.4
Wirelines	3.2
Electric	3.0
Local Authorities	2.9
Healthcare	2.4
Automotive	2.1
Chemicals	2.0
Other Investments, less than 2% each	33.2
Short-Term Investments	2.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)
United States Dollar	71.8%
Canadian Dollar	10.7
New Zealand Dollar	4.5
Euro	2.7
Mexican Peso	2.7
Australian Dollar	2.2
Other, less than 2% each	4.2

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.6% of Net Assets
Non-Convertible Bonds – 96.4%
	Australia – 2.3%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$5,012,387
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,091,512
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	5,375,430
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	26,287,376
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,769,090
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,874,132

		55,409,927

	Belgium – 2.1%
29,360,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	49,426,352

	Bermuda – 0.3%
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,051,723

	Brazil – 2.1%
585,000	Banco Santander Brasil S.A., 4.250%, 1/14/2016	608,693
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,318,750
11,615,036	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	5,083,048
1,264,000	CSN Islands IX Corp., 10.000%, 1/15/2015	1,324,040
2,000,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	2,067,400
5,802,125	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,237,284
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	5,318,653
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	9,443,117
4,600,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	6,513,992
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,065,173
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,985,344

		48,965,494

	Canada – 5.9%
5,350,000	Bombardier, Inc., 4.750%, 4/15/2019, 144A	5,443,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
5,500,000	Canadian Government, 2.750%, 6/01/2022, (CAD)	$5,440,828
34,705,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	33,422,569
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,507,116
4,161,505	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	3,906,795
2,870,000	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	2,700,148
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,113,950
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)	13,235,933
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	7,861,525
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	9,885,747
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,736,883
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	14,518,350
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	6,084,193
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,869,189
4,995,000	Talisman Energy, Inc., 5.500%, 5/15/2042	5,415,784
5,025,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	5,150,625

		140,293,260

	Cayman Islands – 0.1%
2,373,676	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.154%, 9/20/2016, 144A(c)	2,374,863

	Chile – 0.2%
2,950,000	Banco Santander Chile, 1.127%, 4/11/2017, 144A(c)	2,949,994
1,070,000	Celulosa Arauco y Constitucion S.A., 5.625%, 4/20/2015	1,107,416

		4,057,410

	China – 0.3%
2,500,000	Baidu, Inc., 3.250%, 8/06/2018	2,582,912
1,150,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,158,440
2,756,000	Tingyi Cayman Islands Holding Corp., 3.875%, 6/20/2017	2,899,064

		6,640,416

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Colombia – 0.1%
$1,540,000	Banco de Bogota S.A., 5.000%, 1/15/2017	$1,643,950

	Czech Republic – 0.3%
6,000,000	CEZ AS, 4.250%, 4/03/2022, 144A	6,245,496

	Finland – 2.3%
17,755,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	24,750,708
18,985,000	Finland Government Bond, 3.875%, 9/15/2017, 144A, (EUR)(b)	29,042,449

		53,793,157

	France – 2.5%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,815,466
1,800,000	AXA S.A., EMTN, 5.125%, 7/04/2043, (EUR)(c)	2,778,862
2,600,000	AXA S.A., EMTN, 5.625%, 1/16/2054, (GBP)(c)	4,507,493
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,946,412
23,720,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	36,932,654
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,543,733

		58,524,620

	Germany – 4.7%
7,200,000	Allianz Finance II BV, EMTN, 5.750%, 7/08/2041, (EUR)(c)	11,545,239
3,795,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	5,961,938
41,390,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	79,721,232
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	12,651,224
800,000	Muenchener Rueckversicherungs AG, EMTN, 6.000%, 5/26/2041, (EUR)(c)	1,307,279

		111,186,912

	Hungary – 0.0%
864,000	Hungary Government International Bond, 5.375%, 3/25/2024	924,480

	India – 0.3%
4,400,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	4,507,580
2,924,000	ICICI Bank Ltd., MTN, 4.750%, 11/25/2016	3,079,218

		7,586,798

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Indonesia – 0.5%
$7,165,000	Majapahit Holding BV, 7.250%, 6/28/2017	$8,105,406
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,590,000

		11,695,406

	Ireland – 0.6%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	5,559,567
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)	9,689,931

		15,249,498

	Italy – 2.8%
1,578,596	Berica Residential S.r.l., Series 8, Class A, 0.616%, 3/31/2048, (EUR)(c)	2,091,941
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,646,003
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	4,265,350
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	12,921,065
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	25,570,230
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,125,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023	6,046,769
6,745,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	6,761,862
1,495,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,543,588
1,290,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	1,428,675

		66,400,483

	Japan – 11.1%
1,131,450,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	11,844,424
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	128,278,635
2,123,650,000	Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	21,877,861
1,720,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	17,047,483
1,843,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	20,073,700
545,000,000	Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	6,137,678
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	17,610,057
3,366,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	38,111,650

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Japan – continued
2,000,000		Softbank Corp., 4.625%, 4/15/2020, 144A, (EUR)	$2,937,149

			263,918,637

		Korea – 1.5%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	9,243,830
440,500,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,367,140
5,800,000		Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,202,329

8,538,000		Korea Finance Corp., 4.625%, 11/16/2021	9,379,258
200,000		Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	207,506

			35,400,063

		Luxembourg – 0.4%
4,519,000		ArcelorMittal, 5.000%, 2/25/2017	4,778,842
4,385,000		ArcelorMittal, 6.000%, 3/01/2021	4,746,763

			9,525,605

		Malaysia – 2.3%
200,000		Export-Import Bank of Malaysia Bhd, EMTN, 2.875%, 12/14/2017	207,475
300,000		Malayan Banking Bhd, 3.000%, 2/10/2017	310,642
175,375,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	54,220,368

			54,738,485

		Mexico – 3.6%
2,215,000		Cemex SAB de CV, 5.875%, 3/25/2019	2,314,675
7,564,986	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	62,465,378
1,050,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	8,606,472
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,230,650
1,500,000		Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	1,659,000

			86,276,175

		Morocco – 0.2%
4,640,000		OCP S.A., 6.875%, 4/25/2044, 144A	4,838,917

		Namibia – 0.2%
3,588,000		Namibia International Bond, 5.500%, 11/03/2021, 144A	3,843,573

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Netherlands – 2.6%
42,460,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	$63,123,130

	New Zealand – 2.1%
54,235,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(b)	49,296,084

	Norway – 1.5%
136,200,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)(b)	23,939,812
61,605,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(b)	11,330,696

		35,270,508

	Philippines – 0.6%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,431,272
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,408,247
4,265,000	Power Sector Assets and Liabilities Management Corp., 6.875%, 11/02/2016	4,776,800

		13,616,319

	Poland – 1.1%
45,820,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	15,953,791
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	6,081,074
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	4,026,867

		26,061,732

	South Africa – 0.7%
3,529,000	Myriad International Holding BV, 6.375%, 7/28/2017	3,881,900
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)	11,913,738

		15,795,638

	Spain – 1.9%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,491,962
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	37,893,380
1,410,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,574,330
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,211,716
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,358,327

		45,529,715

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranationals – 0.8%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	$20,016,458

	Sweden – 1.0%
138,245,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)	23,807,425

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,579,355
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	4,099,972

		8,679,327

	Turkey – 0.7%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	8,260,190
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,306,400
5,090,000	TC Ziraat Bankasi, 4.250%, 7/03/2019, 144A	5,062,005

		15,628,595

	United Arab Emirates – 0.2%
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,570,540

	United Arab Emirates – 0.2%
2,930,000	DP World Sukuk Ltd., 6.250%, 7/02/2017	3,241,459
455,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016	503,321
2,160,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015	2,289,600

		6,034,380

	United Kingdom – 6.9%
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)	9,597,638
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	5,899,422
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,010,763
3,458,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,409,808
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,227,780
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,377,867
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,569,973
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	5,919,776
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	5,025,708

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
$9,250,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A	$9,201,428
620,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	1,206,264
19,580,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)	39,471,837
14,005,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	24,266,798
5,516,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)(b)	10,481,814
15,013,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	29,315,296
1,370,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	2,426,679
445,000	Virgin Media Secured Finance PLC, 6.250%, 3/28/2029, (GBP)	811,075

		165,219,926

	United States – 29.0%
5,404,858	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	5,428,758
4,320,000	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	4,323,668
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,425,863
3,445,000	Ally Financial, Inc., 3.500%, 7/18/2016	3,556,963
3,210,000	Ally Financial, Inc., 4.750%, 9/10/2018	3,406,613
3,166,837	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,512,640
4,700,000	Altria Group, Inc., 4.000%, 1/31/2024	4,829,391
6,889,843	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	7,458,255
6,040,000	Apple, Inc., 1.000%, 5/03/2018	5,906,854
1,104,596	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	1,104,205
2,800,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	2,800,655
6,283,000	Ball Corp., 4.000%, 11/15/2023	5,984,557
5,125,000	Bank of America Corp., 2.650%, 4/01/2019	5,194,700
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,680,780
1,826,346	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	1,835,551
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.817%, 8/17/2017, (EUR)(c)	7,867,115
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.817%, 8/17/2017, (EUR)(c)	4,378,220
6,187,373	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	6,208,676

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,295,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.102%, 6/15/2031, 144A(c)	$3,295,000
6,480,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.252%, 5/15/2030, 144A(c)	6,490,187
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,301,972
2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	2,472,206
7,360,000	Citigroup Commercial Mortgage Trust, 3.251%, 5/10/2035, 144A	7,366,138
4,000,000	Citigroup, Inc., 1.700%, 7/25/2016	4,052,576
9,900,000	Citigroup, Inc., 3.375%, 3/01/2023	9,862,123
3,300,000	Colony American Homes, Series 2014-1A, Class D, 2.400%, 5/17/2031, 144A(c)	3,274,861
2,235,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.952%, 3/15/2029, 144A(c)	2,238,022
3,245,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.054%, 6/11/2027, 144A(c)	3,247,535
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,568,419
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.900%, 6/15/2034, 144A(c)	4,000,000
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,671,000
292,447	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	315,842
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	194,097
6,975,000	Corning, Inc., 4.700%, 3/15/2037	7,321,518
4,941,706	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	5,038,079
2,600,000	CPS Auto Trust, Series 2014-B, Class A, 1.110%, 11/15/2018, 144A	2,599,483
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,024,840
1,750,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,754,282
2,362,588	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.195%, 11/26/2036, 144A(c)	2,338,085
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,635,833
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A	2,026,963
4,500,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.952%, 3/15/2026, 144A(c)	4,504,338
1,780,000	Discovery Communications LLC, 4.875%, 4/01/2043	1,795,094
1,555,000	Discovery Communications LLC, 4.950%, 5/15/2042	1,585,795
3,725,000	DR Horton, Inc., 3.750%, 3/01/2019	3,743,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,386,316	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	$2,396,050
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,354,036
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,536,410
3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,959,869
2,681,942	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 1/15/2019, 144A	2,691,466
34,385,000	FNMA (TBA), 2.500%, 8/01/2029(d)	34,847,043
34,450,000	FNMA (TBA), 3.000%, with various maturities from 2029 to 2044(d)(e)	34,316,384
50,640,000	FNMA (TBA), 3.500%, 8/01/2044(d)	51,969,300
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	4,984,673
5,000,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,339,645
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	8,228,330
2,000,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	2,084,554
3,660,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	4,235,293
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	771,454
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,190,321
7,561,804	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 8/10/2045(c)	8,373,662
6,000,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class B, 1.601%, 11/08/2029, 144A(c)	6,045,102
3,691,533	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	3,740,615
3,085,000	International Lease Finance Corp., 3.875%, 4/15/2018	3,162,125
2,460,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,635,275
2,645,000	iStar Financial, Inc., 4.875%, 7/01/2018	2,651,613
5,720,000	Johnson & Johnson, 4.375%, 12/05/2033	6,153,010
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,971,223
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	7,051,873
4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	4,382,956
7,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class B, 1.902%, 12/15/2030, 144A(c)	7,015,575
6,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.932%, 4/15/2030, 144A(c)	6,002,724

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,869,712	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.095%, 9/26/2035, 144A(c)	$1,863,415
2,530,000	KB Home, 4.750%, 5/15/2019	2,548,975
1,270,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,368,425
2,610,447	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	2,684,038
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.627%, 3/19/2018, (EUR)(c)	6,426,177
2,600,000	Morgan Stanley, 3.750%, 2/25/2023	2,644,925
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,259,025
6,000,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	6,892,962
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.997%, 8/12/2045, 144A(c)	4,822,079
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.997%, 8/15/2045, 144A(c)	1,643,891
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,396,680
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,304,750
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	5,490,002
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A	2,870,792
2,061,810	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	2,143,757
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,098,972
7,546,647	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	7,059,654
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A	6,936,700
2,714,396	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 7/16/2018, 144A	2,717,392
1,225,800	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 9/17/2018, 144A	1,225,995
725,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class B, 1.750%, 7/15/2019, 144A	726,737
895,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class C, 2.210%, 1/15/2020, 144A	897,518
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,237,280
5,775,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	5,785,193
4,890,000	Sprint Communications, Inc., 6.000%, 11/15/2022	4,987,800
2,252,470	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,260,329
3,399,417	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,464,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	$2,842,998
95,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	110,814
520,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	647,031
1,805,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,326,295
1,350,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	1,816,051
9,921,350	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	10,423,073
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043	12,765,087
45,970,000	U.S. Treasury Note, 0.875%, 4/30/2017(f)	46,052,608
19,165,000	U.S. Treasury Note, 1.375%, 5/31/2020(g)	18,630,469
35,400,000	U.S. Treasury Note, 1.500%, 12/31/2018(f)	35,419,364
16,760,000	U.S. Treasury Note, 1.625%, 11/15/2022	15,839,507
6,325,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	6,419,875
1,355,000	Verizon Communications, Inc., 2.500%, 9/15/2016	1,396,657
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	5,501,756
1,230,000	Verizon Communications, Inc., 5.150%, 9/15/2023	1,376,484
3,775,000	Verizon Communications, Inc., 6.400%, 9/15/2033	4,624,141
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,253,947
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	5,399,325

		690,314,912

	Total Non-Convertible Bonds (Identified Cost $2,262,892,654)	2,289,976,389

Convertible Bonds – 0.2%
	United States – 0.2%
5,545,000	Peabody Energy Corp., 4.750%, 12/15/2066 (Identified Cost $4,600,849)	4,162,216

	Total Bonds and Notes (Identified Cost $2,267,493,503)	2,294,138,605

Shares	Description	Value (†)
Preferred Stocks – 0.5%
Non-Convertible Preferred Stock – 0.2%
	United States – 0.2%
186,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,655,175)	$4,303,244

Convertible Preferred Stocks – 0.3%
	United States – 0.3%
27,139	Crown Castle International Corp., Series A, 4.500%	2,766,007
37,200	Dominion Resources, Inc., 6.375%	1,957,650
24,832	Dominion Resources, Inc., Series A, 6.125%	1,431,565
9,494	Dominion Resources, Inc., Series B, 6.000%	550,842
13,931	iStar Financial, Inc., Series J, 4.500%	891,653

		7,597,717

	Total Convertible Preferred Stocks (Identified Cost $7,050,408)	7,597,717

	Total Preferred Stocks (Identified Cost $11,705,583)	11,900,961

Principal Amount (‡)
Short-Term Investments – 5.8%
$28,281,102	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $28,281,110 on 7/01/2014 collateralized by $29,590,000 Federal National Mortgage Association, 1.630% due 1/10/2020 valued at $28,850,250 including accrued interest(h)	28,281,102
110,180,000	U.S. Treasury Bills, 0.048%-0.050%, 7/10/2014(b)(i)	110,179,890

	Total Short-Term Investments (Identified Cost $138,459,723)	138,460,992

	Total Investments – 102.9% (Identified Cost $2,417,658,809)(a)	2,444,500,558
	Other assets less liabilities – (2.9)%	(68,232,130)

	Net Assets – 100.0%	$2,376,268,428

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $2,428,074,680 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$73,969,510
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(57,543,632)

Net unrealized appreciation	$16,425,878

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2014 is disclosed.

(d)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(e)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(g)	A portion of this security has been pledged as initial margin for open futures contracts.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $518,198,225 or 21.8% of net assets.
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	8/28/2014	Australian Dollar	5,320,000	$4,996,222	$(126,294)
Buy[2]	7/02/2014	Brazilian Real	29,850,000	13,509,844	(61,422)
Sell[2]	7/02/2014	Brazilian Real	29,850,000	13,509,844	(319,389)
Sell[2]	8/04/2014	Brazilian Real	29,850,000	13,383,550	62,396
Sell[2]	9/26/2014	British Pound	28,300,000	48,398,201	(291,880)
Sell[1]	9/05/2014	Canadian Dollar	37,810,000	35,377,811	(607,437)
Sell[3]	8/18/2014	Japanese Yen	1,680,000,000	16,589,247	(66,986)
Buy[4]	9/19/2014	Malaysian Ringgit	62,652,000	19,392,221	52,200
Sell[2]	9/17/2014	Mexican Peso	160,000,000	12,268,574	(60,891)
Buy[2]	9/17/2014	Philippine Peso	210,000,000	4,803,966	(4,497)
Buy[2]	9/11/2014	South Korean Won	18,476,000,000	18,209,414	264,581
Buy[1]	9/11/2014	South Korean Won	6,499,000,000	6,405,228	92,454
Sell[5]	9/17/2014	Swiss Franc	9,760,000	11,013,067	(110,597)
Sell[1]	9/17/2014	Turkish Lira	17,495,000	8,128,859	95,375

Total					$(1,082,387)

At June 30, 2014, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/04/2014	Malaysian Ringgit	240,070,000	Japanese Yen[1]	7,537,429,776	$47,408
9/17/2014	Swedish Krona	50,000,000	Euro[2]	5,499,280	54,902
9/17/2014	New Zealand Dollar	57,000,000	Euro[3]	36,238,795	87,239
7/07/2014	Japanese Yen	1,972,080,000	Singapore Dollar[2]	24,000,000	(219,726)

Total					$(30,177)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is Bank of America, N.A.
[4]	Counterparty is JPMorgan Chase Bank, N.A.
[5]	Counterparty is UBS AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/19/2014	340	$50,978,750	$(337,966)

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2014	783	$98,009,578	$414,536
30 Year U.S. Treasury Bond	9/19/2014	800	109,750,000	567,286

Total				$981,822

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$50,640,837	$4,769,090	(a)	$55,409,927
Bermuda	—	—	7,051,723	(a)	7,051,723
Canada	—	137,179,310	3,113,950	(a)	140,293,260
Cayman Islands	—	—	2,374,863	(a)	2,374,863
United States	—	628,377,316	61,937,596	(a)	690,314,912
All Other Non-Convertible Bonds*	—	1,394,531,704	—		1,394,531,704

Total Non-Convertible Bonds	—	2,210,729,167	79,247,222		2,289,976,389

Convertible Bonds*	—	4,162,216	—		4,162,216

Total Bonds and Notes	—	2,214,891,383	79,247,222		2,294,138,605

Preferred Stocks
Non-Convertible Preferred Stock*	4,303,244	—	—		4,303,244
Convertible Preferred Stocks*	6,706,064	891,653	—		7,597,717

Total Preferred Stocks	11,009,308	891,653	—		11,900,961

Short-Term Investments	—	138,460,992	—		138,460,992

Total Investments	11,009,308	2,354,244,028	79,247,222		2,444,500,558

Forward Foreign Currency Contracts (unrealized appreciation)	—	756,555	—		756,555
Futures Contracts (unrealized appreciation)	981,822	—	—		981,822

Total	$11,991,130	$2,355,000,583	$79,247,222		$2,446,238,935

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,869,119)	$—		$(1,869,119)
Futures Contracts (unrealized depreciation)	(337,966)	—	—		(337,966)

Total	$(337,966)	$(1,869,119)	$—		$(2,207,085)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $2,556,230 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
Australia	$11,404,460	$—	$36,069	$(36,376)	$—	$(6,635,063)	$—	$—	$4,769,090	$4,230
Bermuda	—	—	—	(1,614)	7,053,337	—	—	—	7,051,723	(1,614)
Canada	12,065,180	—	—	7,130	—	—	—	(8,958,360)	3,113,950	7,130
Korea	6,377,211	—	17,915	47,688	—	(4,067,951)	—	—	2,374,863	24,924
United States	56,875,089	14,295	1,379,315	1,136,745	13,266,167	(10,734,015)	—	—	61,937,596	2,040,883

Total	$86,721,940	$14,295	$1,433,299	$1,153,573	$20,319,504	$(21,437,029)	$—	$(8,958,360)	$79,247,222	$2,075,553

Debt securities valued at $8,958,360 were transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$756,555	$—	$756,555
Exchange traded/cleared asset derivatives
Interest rate contracts	—	981,822	981,822

Total asset derivatives	$756,555	$981,822	$1,738,377

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,869,119)	$—	$(1,869,119)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(337,966)	(337,966)

Total liability derivatives	$(1,869,119)	$(337,966)	$(2,207,085)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(498,494)	$501,900
Barclays Bank PLC	(575,926)	424,762
UBS AG	(110,597)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$6,840,924	$5,193,566

These amounts include cash received as collateral by the Fund in the amount of $40,000.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	49.2%
Banking	7.4
Mortgage Related	5.1
Non-Agency Commercial Mortgage-Backed Securities	4.8
Government Owned – No Guarantee	3.9
Local Authorities	3.9
ABS Car Loan	2.4
Other Investments, less than 2% each	20.4
Short-Term Investments	5.8

Total Investments	102.9
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(2.9)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	44.4%
Euro	19.6
Japanese Yen	11.5
British Pound	6.8
Canadian Dollar	4.1
Mexican Peso	3.4
Malaysian Ringgit	2.3
New Zealand Dollar	2.1
Other, less than 2% each	8.7

Total Investments	102.9
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(2.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.0% of Net Assets
Non-Convertible Bonds – 80.7%
	ABS Home Equity – 4.7%
$93,304	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.822%, 9/25/2045(b)	$88,936
138,060	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	141,674
91,308	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	94,097
443,862	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	458,794
107,788	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	110,610
53,790	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.885%, 11/25/2034(b)	53,435
47,779	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.530%, 5/25/2035(b)	47,107
260,955	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	257,496
128,667	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.362%, 5/25/2035(b)	107,806
64,659	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	61,257
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	78,448
134,281	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.492%, 3/25/2035(b)	104,110
167,851	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	156,382
26,162	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	27,006
147,261	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)	147,554
129,250	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.012%, 7/19/2035(b)	121,104
108,529	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.778%, 12/25/2034(b)	108,770
225,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.676%, 9/25/2035(b)	224,805
156,362	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.792%, 7/25/2045(b)	144,291
159,629	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.652%, 1/25/2036(b)(c)	115,840
231,398	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.312%, 1/25/2047(b)	167,158
113,662	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	116,878
144,132	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	151,831
151,569	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.201%, 9/25/2046(b)	141,129

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$265,541	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.083%, 8/25/2046(b)	$181,772

		3,408,290

	ABS Other – 0.1%
97,085	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	105,251

	Aerospace & Defense – 1.2%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	192,500
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	425,000
265,000	TransDigm, Inc., 6.000%, 7/15/2022, 144A	272,288

		889,788

	Airlines – 3.3%
380,033	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	399,035
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	208,508
110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	117,700
6,417	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	6,874
38,014	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	40,485
2,976	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,214
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,789
162,651	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	191,928
430,711	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	503,931
246,570	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	278,920
125,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	128,069
279,233	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	296,685
66,032	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	69,512
104,755	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	107,562

		2,380,212

	Automotive – 1.3%
365,000	General Motors Co., 4.875%, 10/02/2023, 144A	384,163
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	338,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$175,000	Lear Corp., 4.750%, 1/15/2023	$174,125
40,000	Lear Corp., 5.375%, 3/15/2024	41,100

		937,788

	Banking – 1.8%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	72,300
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	429,692
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	156,775
585,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	611,814

		1,270,581

	Brokerage – 1.3%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	202,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	146,506
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	584,370

		932,876

	Building Materials – 1.8%
265,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	267,650
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	342,400
138,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	145,245
60,000	HD Supply, Inc., 7.500%, 7/15/2020	65,550
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	158,050
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	197,500
110,000	USG Corp., 5.875%, 11/01/2021, 144A	116,600
15,000	USG Corp., 9.750%, 1/15/2018	17,962

		1,310,957

	Chemicals – 3.1%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	163,500
200,000	Braskem Finance Ltd., 6.450%, 2/03/2024	213,750
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	198,500
675,000	Hercules, Inc., 6.500%, 6/30/2029	610,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$15,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	$15,300
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020	212,550
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	210,425
590,000	Tronox Finance LLC, 6.375%, 8/15/2020	609,175

		2,234,075

	Collateralized Mortgage Obligations – 0.0%
32,667	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.615%, 1/25/2036(b)	32,330

	Construction Machinery – 0.6%
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	273,488
170,000	United Rentals North America, Inc., 7.625%, 4/15/2022	190,825

		464,313

	Consumer Cyclical Services – 0.8%
169,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	179,774
220,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	234,850
146,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	157,315

		571,939

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	77,250

	Electric – 1.3%
5,000	AES Corp. (The), 5.500%, 3/15/2024	5,113
33,955	CE Generation LLC, 7.416%, 12/15/2018	33,573
490,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	576,975
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	285,120

		900,781

	Entertainment – 0.3%
225,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	223,875

	Finance Companies – 4.9%
375,000	Aircastle Ltd., 5.125%, 3/15/2021	388,125
30,000	Aircastle Ltd., 7.625%, 4/15/2020	35,025

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$165,000	CIT Group, Inc., 3.875%, 2/19/2019	$167,574
30,000	CIT Group, Inc., 5.000%, 8/15/2022	31,050
225,000	CIT Group, Inc., 5.000%, 8/01/2023	230,344
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	50,400
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	86,450
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	320,025
135,000	iStar Financial, Inc., 4.000%, 11/01/2017	135,506
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	195,487
115,000	iStar Financial, Inc., 5.000%, 7/01/2019	115,000
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	79,875
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	61,050
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	226,275
215,000	Navient Corp., 5.500%, 1/25/2023	213,119
125,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	131,250
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	146,813
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	315,000
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	125,400
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	217,000
110,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	122,100
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	106,845

		3,499,713

	Financial Other – 1.4%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	463,500
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	141,412
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	407,400

		1,012,312

	Food & Beverage – 1.2%
260,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	290,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	$452,350
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	123,300

		866,200

	Gaming – 0.3%
185,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020, 144A	190,550

	Government Owned – No Guarantee – 0.7%
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	276,744
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	262,580

		539,324

	Healthcare – 5.1%
135,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	141,075
115,000	Catamaran Corp., 4.750%, 3/15/2021	116,150
470,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	498,200
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,481
430,000	HCA, Inc., 7.050%, 12/01/2027	442,900
35,000	HCA, Inc., 7.500%, 12/15/2023	39,200
790,000	HCA, Inc., 7.500%, 11/06/2033	839,375
40,000	HCA, Inc., 7.690%, 6/15/2025	45,100
40,000	HCA, Inc., 8.360%, 4/15/2024	47,500
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	227,550
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,200
140,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	146,650
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	943,313
166,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	176,790

		3,690,484

	Home Construction – 4.6%
250,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	259,063
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)	23,000
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	236,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	$289,900
305,000	KB Home, 8.000%, 3/15/2020	349,987
385,000	Lennar Corp., 4.750%, 11/15/2022	383,075
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	676,800
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	497,475
160,000	Standard Pacific Corp., 8.375%, 1/15/2021	189,600
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(d)	22,000
380,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	380,950

		3,308,450

	Independent Energy – 6.2%
40,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	40,250
230,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	230,862
170,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	195,500
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	112,875
85,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	89,675
215,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	228,438
20,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	22,050
359,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022, 144A	391,310
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)	23,000
550,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)	33,000
420,000	QEP Resources, Inc., 5.250%, 5/01/2023	429,450
185,000	QEP Resources, Inc., 5.375%, 10/01/2022	190,550
180,000	Rex Energy Corp., 8.875%, 12/01/2020	199,800
260,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	266,500
660,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	689,700
100,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	103,250
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	418,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	$826,725

		4,491,410

	Industrial Other – 0.3%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	139,425
70,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	71,925

		211,350

	Integrated Energy – 0.6%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	417,000

	Life Insurance – 0.7%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	509,675

	Lodging – 0.7%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	396,550
105,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021, 144A	111,563

		508,113

	Media Cable – 3.4%
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	257,231
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	71,050
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	238,338
80,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	81,800
380,000	DISH DBS Corp., 5.125%, 5/01/2020	399,475
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	52,938
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	354,681
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	248,687
315,000	Numericable Group S.A., 6.000%, 5/15/2022, 144A	327,600
200,000	Quebecor Media, Inc., 5.750%, 1/15/2023	205,500
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	207,250

		2,444,550

	Media Non-Cable – 0.8%
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	436,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – continued
$85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	$90,737
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	35,558

		563,189

	Metals & Mining – 2.1%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	251,360
50,000	Alcoa, Inc., 6.750%, 1/15/2028	55,727
280,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	309,152
25,000	ArcelorMittal, 6.750%, 2/25/2022	28,000
70,000	ArcelorMittal, 7.250%, 3/01/2041	74,375
290,000	ArcelorMittal, 7.500%, 10/15/2039	319,000
40,000	Barrick Gold Corp., 3.850%, 4/01/2022	39,797
140,000	CONSOL Energy, Inc., 5.875%, 4/15/2022, 144A	146,650
125,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A(g)	124,687
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	180,031

		1,528,779

	Midstream – 1.5%
35,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	37,888
115,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019, 144A	115,288
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	193,050
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	188,562
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	141,212
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022, 144A	162,000
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	212,062

		1,050,062

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	94,781
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(b)	397,429
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.773%, 4/12/2049(b)	272,983

		765,193

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 0.8%
$350,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	$370,125
35,000	Parker Drilling Co., 6.750%, 7/15/2022, 144A	36,400
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	155,438

		561,963

	Packaging – 1.2%
270,000	Berry Plastics Corp., 5.500%, 5/15/2022	271,519
55,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	56,375
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	435,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	110,750

		873,644

	Pharmaceuticals – 1.8%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022, 144A	207,500
115,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	123,337
495,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	525,937
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	405,000
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	16,163

		1,277,937

	Property & Casualty Insurance – 0.6%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	396,363

	Refining – 0.2%
110,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022	118,250

	REITs – Diversified – 0.6%
390,000	DuPont Fabros Technology LP, 5.875%, 9/15/2021	407,550

	Retailers – 2.2%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	499,200
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	85,687
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	309,292
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	125,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	$193,500
60,000	Toys R Us, Inc., 7.375%, 10/15/2018	45,000
320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	344,800

		1,602,479

	Supermarkets – 0.7%
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,738
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,000
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	524,287

		539,025

	Technology – 6.3%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	115,775
90,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024, 144A	91,913
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(f)	1,945,350
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	287,100
190,000	Amkor Technology, Inc., 6.375%, 10/01/2022	202,350
290,000	Amkor Technology, Inc., 6.625%, 6/01/2021	308,850
120,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	128,100
302,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	315,590
185,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	190,319
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	142,800
100,000	Equinix, Inc., 4.875%, 4/01/2020	102,500
140,000	Equinix, Inc., 5.375%, 4/01/2023	143,150
90,000	iGATE Corp., 4.750%, 4/15/2019, 144A	91,575
485,000	NCR Corp., 5.000%, 7/15/2022	491,062

		4,556,434

	Transportation Services – 1.0%
185,000	APL Ltd., 8.000%, 1/15/2024(g)	172,050
9,729	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	9,899
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(h)(i)	454,817

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – continued
$115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	$115,143

		751,909

	Wireless – 3.6%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(d)	24,000
1,276,000	Sprint Capital Corp., 6.875%, 11/15/2028(f)	1,288,760
625,000	Sprint Corp., 7.875%, 9/15/2023, 144A	695,312
170,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	180,413
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	397,962

		2,586,447

	Wirelines – 4.4%
382,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(k)	388,685
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	21,100
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	211,750
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	15,206
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	228,831
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021, 144A	412,431
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	490,800
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	355,950
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	5,013
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	415,312
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	334,225
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	167,482
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	95,662

		3,142,447

	Total Non-Convertible Bonds (Identified Cost $55,189,764)	58,151,108

Convertible Bonds – 12.3%
	Automotive – 0.3%
100,000	Ford Motor Co., 4.250%, 11/15/2016	199,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Communications – 2.3%
$1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)(g)	$1,668,030

	Construction Machinery – 1.1%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	173,750
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	614,419

		788,169

	Consumer Products – 0.2%
140,000	Jarden Corp., 1.125%, 3/15/2034, 144A	142,975

	Energy – 1.4%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	198,182
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	574,453
325,000	Peabody Energy Corp., 4.750%, 12/15/2066	243,953

		1,016,588

	Home Construction – 1.7%
165,000	KB Home, 1.375%, 2/01/2019	165,825
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	28,641
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	644,437
310,000	Standard Pacific Corp., 1.250%, 8/01/2032	389,631

		1,228,534

	Metals & Mining – 0.3%
155,000	United States Steel Corp., 2.750%, 4/01/2019	192,491

	Pharmaceuticals – 1.1%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	27,928
66,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	69,506
246,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	257,224
35,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	127,575
80,000	Mylan, Inc., 3.750%, 9/15/2015	310,150

		792,383

	REITs—Mortgage – 0.0%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	35,422

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Retailers – 1.2%
$225,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	$325,406
130,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	136,013
210,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	247,931
95,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	134,603

		843,953

	Technology – 2.6%
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	714,025
90,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	90,225
110,768	Liberty Media LLC, 3.500%, 1/15/2031	60,576
324,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	417,353
60,000	Novellus Systems, Inc., 2.625%, 5/15/2041	121,425
150,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	154,781
60,000	SanDisk Corp., 1.500%, 8/15/2017	122,063
120,000	Xilinx, Inc., 2.625%, 6/15/2017	198,825

		1,879,273

	Wirelines – 0.1%
325,600	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(e)(g)(j)(k)	48,978

	Total Convertible Bonds (Identified Cost $6,572,587)	8,836,608

	Total Bonds and Notes (Identified Cost $61,762,351)	66,987,716

Shares
Preferred Stocks – 3.4%
Non-Convertible Preferred Stocks – 2.0%
	Banking – 2.0%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	313,487
803	Ally Financial, Inc., Series G, 7.000%, 144A	805,033
13,577	SunTrust Banks, Inc., Series E, 5.875%	324,490

		1,443,010

	Total Non-Convertible Preferred Stocks (Identified Cost $1,061,965)	1,443,010

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – 1.4%
	Banking – 0.0%
30	Bank of America Corp., Series L, 7.250%	$35,010

	Electric – 0.4%
2,550	Dominion Resources, Inc., 6.375%	134,194
1,919	NextEra Energy, Inc., 5.889%	124,716

		258,910

	Metals & Mining – 0.2%
5,370	ArcelorMittal, 6.000%	120,771

	REITs—Diversified – 0.6%
3,371	Crown Castle International Corp., Series A, 4.500%	343,572
1,584	Weyerhaeuser Co., Series A, 6.375%	89,892

		433,464

	REITs—Mortgage – 0.2%
2,110	iStar Financial, Inc., Series J, 4.500%	135,051

	Total Convertible Preferred Stocks (Identified Cost $915,409)	983,206

	Total Preferred Stocks (Identified Cost $1,977,374)	2,426,216

Common Stocks – 1.6%
	Automobiles – 1.6%
32,900	General Motors Co. (Identified Cost $1,165,527)	1,194,270

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(g)(i) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.6%
986,521	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $986,521 on 7/01/2014 collateralized by $1,010,000 U.S. Treasury Note, 1.500% due 12/31/2018 valued at $1,010,000 including accrued interest(l)	986,521
195,000	U.S. Treasury Bills, 0.097%, 7/24/2014(m)(n)	194,998

	Total Short-Term Investments (Identified Cost $1,181,510)	1,181,519

	Total Investments – 99.6% (Identified Cost $66,086,762)(a)	71,789,721
	Other assets less liabilities – 0.4%	257,171

	Net Assets – 100.0%	$72,046,892

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $66,139,055 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,480,482
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,829,816)

Net unrealized appreciation	$5,650,666

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $822,986 or 1.1% of net assets.
(f)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(g)	Illiquid security. At June 30, 2014, the value of these securities amounted to $2,013,745 or 2.8% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Non-income producing security.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $23,564,632 or 32.7% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
MXN	Mexican Peso
USD	US Dollar

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2014	25	$3,429,688	$17,728

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$513,651	$1,866,561	(a)	$2,380,212
Retailers	—	1,293,187	309,292	(b)	1,602,479
Transportation Services	—	287,193	464,716	(b)	751,909
All Other Non-Convertible Bonds*	—	53,416,508	—		53,416,508

Total Non-Convertible Bonds	—	55,510,539	2,640,569		58,151,108

Convertible Bonds
Wirelines	—	—	48,978	(b)	48,978
All Other Convertible Bonds*	—	8,787,630	—		8,787,630

Total Convertible Bonds	—	8,787,630	48,978		8,836,608

Total Bonds and Notes	—	64,298,169	2,689,547		66,987,716

Preferred Stocks
Non-Convertible Preferred Stocks*	1,443,010	—	—		1,443,010
Convertible Preferred Stocks
REITs—Mortgage	—	135,051	—		135,051
All Other Convertible Preferred Stocks*	848,155	—	—		848,155

Total Convertible Preferred Stocks	848,155	135,051	—		983,206

Total Preferred Stocks	2,291,165	135,051	—		2,426,216

Common Stocks*	1,194,270	—	—		1,194,270
Warrants**	—	—	—		—
Short-Term Investments	—	1,181,519	—		1,181,519

Total Investments	3,485,435	65,614,739	2,689,547		71,789,721

Futures Contracts (unrealized appreciation)	17,728	—	—		17,728

Total	$3,503,163	$65,614,739	$2,689,547		$71,807,449

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

A preferred stock valued at $116,852 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the investment adviser and categorized in Level 3 as of June 30, 2014, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
Non-Convertible Bonds
Retailers	Option Adjusted Spread Model	Option Adjusted Spread[1]	464.90	$309,292
Transportation Services	Discounted Cash Flows	Discount Rate[2]	7.24% - 11.25%	464,716
Convertible Bonds
Wirelines	Market Conversion Price	Parity Discount Rate[3]	2.7%	48,978

Total				$822,986

[1]	Security is valued using an option adjusted spread model. The significant unobservable input used in the fair value measurement is the option adjusted spread, which is based on a market comparable company. A significant change in the option adjusted spread could have a material effect on the fair value measurement. There is an inverse relationship between the option adjusted spread and the fair value measurement, meaning a significant increase in the option adjusted spread would result in a lower fair value measurement, and vice versa.
[2]	Securities are valued using a discounted cash flow model. The significant unobservable input used in the fair value measurement is the discount rate, which is based on the investment adviser’s assumptions about the prepayment rate, credit quality, and liquidity, among other considerations. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.
[3]	Security is valued at parity value, discounted to reflect the small size and complexity of the issue. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement.

There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,567,904	$243	$3,862	$95,950	$390,000	$(191,398)	$—	$—	$1,866,561	$107,271
Retailers	307,438	813	—	1,041	—	—	—	—	309,292	1,041
Transportation Services	466,925	—	299	(337)	—	(2,171)	—	—	464,716	—
Convertible Bonds
Wirelines	49,851	—	(614)	16,277	—	(16,536)	—	—	48,978	11,750

Total	$2,392,118	$1,056	$3,547	$112,931	$390,000	$(210,105)	$—	$—	$2,689,547	$120,062

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$17,728

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$69,999	$69,999

Industry Summary at June 30, 2014 (Unaudited)

Technology	8.9%
Home Construction	6.3
Independent Energy	6.2
Healthcare	5.1
Finance Companies	4.9
ABS Home Equity	4.7
Wirelines	4.5
Banking	3.8
Wireless	3.6
Retailers	3.4
Media Cable	3.4
Airlines	3.3
Chemicals	3.1
Pharmaceuticals	2.9
Metals & Mining	2.6
Communications	2.3
Other Investments, less than 2% each	29.0
Short-Term Investments	1.6

Total Investments	99.6
Other assets less liabilities (including open futures contracts)	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.3% of Net Assets
	Airlines – 0.4%
$130,000	United Airlines, Inc., 6.750%, 9/15/2015, 144A	$131,138

	Treasuries – 97.9%
1,729,107	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)	1,901,748
4,308,120	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(b)(c)	5,435,637
15,351,136	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(b)	15,857,248
6,349,541	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(b)	6,579,712

		29,774,345

	Total Bonds and Notes (Identified Cost $29,556,878)	29,905,483

Shares
Preferred Stocks – 0.4%
	Aerospace & Defense – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	136,899

Notional Amount
Purchased Swaptions – 1.9%
	Interest Rate Swaptions – 1.9%
$65,000,000	1-year Interest Rate Swap Put, expiring 11/19/2014, Pay 3-month LIBOR, Receive 0.400% (d)(e)	24,830
16,000,000	10-year Interest Rate Swap Call, expiring 5/20/2016, Pay 3.388%, Receive 3-month LIBOR (e)(f)	542,368

	Total Purchased Swaptions (Identified Cost $682,900)	567,198

Principal Amount
Short-Term Investments – 2.2%
671,089	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $671,089 on 7/01/2014 collateralized by $685,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $688,425 including accrued interest(g)	671,089
5,000	U.S. Treasury Bills, 0.087%, 7/03/2014(h)(i)	5,000

	Total Short-Term Investments (Identified Cost $676,089)	676,089

Notional Amount	Description	Value (†)
	Total Investments – 102.8% (Identified Cost $31,020,867)(a)	$31,285,669
	Other assets less liabilities – (2.8)%	(851,306)

	Net Assets – 100.0%	$30,434,363

Written Swaptions – (1.0%)
	Interest Rate Swaptions – (1.0%)
$16,000,000	10-year Interest Rate Swap Call, expiring 5/20/2016, Pay 3-month LIBOR, Receive 3.888% (e)(f) (Premiums Received $376,960)	$(305,712)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $31,192,620 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$360,500
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(267,451)

Net unrealized appreciation	$93,049

(b)	Treasury Inflation Protected Security (TIPS).
(c)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.
(d)	Counterparty is Goldman Sachs International.
(e)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(f)	Counterparty is Barclays PLC.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	All of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $131,138 or 0.4% of net assets.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2014	2	$238,922	$871

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•	Level 2 —prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$29,905,483	$—	$29,905,483
Preferred Stocks*	136,899	—	—	136,899
Purchased Swaptions*	—	567,198	—	567,198
Short-Term Investments	—	676,089	—	676,089

Total Investments	136,899	31,148,770	—	31,285,669

Futures Contracts (unrealized appreciation)	871	—	—	871

Total	$137,770	$31,148,770	$—	$31,286,540

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions	$—	$(305,712)	$—	$(305,712)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swaptions.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended June 30, 2014, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contract and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts and interest rate swaptions to hedge against changes in interest rates and also used interest rate swaptions to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$567,198	$—	$567,198
Exchange traded/cleared asset derivatives
Interest rate contracts	—	871	871

Total asset derivatives	$567,198	$871	$568,069

Liabilities	Swaptions written at value	Unrealized depreciation on futures contracts[2]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(305,712)	$—	$(305,712)

[1]	Represents purchased swaptions, at value.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2014, the Fund did not hold any derivatives positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contacts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$572,198	$266,486

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	97.9%
Other Investments, less than 2% each	2.7
Short-Term Investments	2.2

Total Investments	102.8
Other assets less liabilities (including open written swaptions and futures contracts)	(2.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 81.3% of Net Assets
Non-Convertible Bonds – 70.5%
	Aerospace & Defense – 2.6%
$345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	$355,350
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	132,593
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,196,750
500,000	Ducommun, Inc., 9.750%, 7/15/2018	556,405
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021	3,517,850
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	866,250
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,525,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,375,100
1,509,000	TransDigm, Inc., 6.500%, 7/15/2024, 144A	1,571,246
1,580,000	TransDigm, Inc., 7.500%, 7/15/2021	1,749,850

		18,846,394

	Airlines – 3.5%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,977,759
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,335,000
418,290	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	432,931
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	823,162
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	453,505
314,465	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	359,465
64,274	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	69,416
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	67,336
279,682	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	327,228
292,242	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	293,890
385,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	394,452
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,242,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$373,319	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	$414,384
2,915,630	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,003,099
1,433,607	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,695,240
262,964	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	270,195
287,254	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	328,188
2,432,813	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	2,584,864
2,250,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,328,750
287,097	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	302,226
478,063	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	490,875

		25,193,965

	Automotive – 1.0%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,095,000
15,000	Ford Motor Co., 6.375%, 2/01/2029	17,847
95,000	Ford Motor Co., 6.625%, 2/15/2028	110,868
230,000	Ford Motor Co., 7.125%, 11/15/2025	282,645
40,000	Ford Motor Co., 7.500%, 8/01/2026	50,247
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,210,175
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,601,388

		7,368,170

	Banking – 5.0%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	1,167,006
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(d)	1,012,681
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	4,073,386
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,245,848
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,938,515
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	917,394
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	1,717,000
475,000	RBS Capital Trust A, 2.309%, (EUR)(b)(d)	649,741

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	$108,722
135,000	RBS Capital Trust I, 2.099%(b)(d)	135,000
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(d)	171,200
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(d)	84,150
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,761,135
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	139,463
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	2,065,853
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(d)	90,844
435,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	598,326

		35,876,264

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	353,500
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,690,049
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,185,762
165,000	Jefferies Group LLC, 6.875%, 4/15/2021	192,906

		3,422,217

	Building Materials – 0.9%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,368,250
670,000	Masco Corp., 6.500%, 8/15/2032	708,525
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,492,549

		6,569,324

	Chemicals – 2.4%
600,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	654,000
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,753,915
3,687,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,834,480
3,190,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	3,253,800
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,440,125
2,564,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	2,326,830

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$359,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	$355,410
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	2,561,770

		17,180,330

	Construction Machinery – 0.6%
4,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	4,487,400

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	142,425
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	2,030,385

		2,172,810

	Consumer Products – 0.3%
2,270,000	Visant Corp., 10.000%, 10/01/2017	2,116,775

	Electric – 0.4%
655,000	AES Corp. (The), 5.500%, 3/15/2024	669,737
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,163,360
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,099,990

		2,933,087

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	577,540

	Finance Companies – 3.9%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	860,000
5,250,000	Aircastle Ltd., 5.125%, 3/15/2021	5,433,750
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	226,852
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	862,707
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,726,879
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	247,800
15,000	International Lease Finance Corp., 5.875%, 8/15/2022	16,388
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	67,200
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	370,500
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,989,950

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$1,190,000		iStar Financial, Inc., 5.000%, 7/01/2019	$1,190,000
840,000		iStar Financial, Inc., 5.850%, 3/15/2017	894,600
885,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	953,587
875,000		Navient Corp., MTN, 7.250%, 1/25/2022	967,969
115,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	115,000
4,550,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	3,930,062
1,040,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,092,000
2,015,000		Springleaf Finance Corp., 7.750%, 10/01/2021	2,266,875
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	917,700
810,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	899,100

			28,028,919

		Food & Beverage – 0.4%
1,350,000		Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	1,508,625
1,236,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,299,345

			2,807,970

		Government Guaranteed – 0.6%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,433,074

		Government Owned—No Guarantee – 0.1%
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	623,248

		Healthcare – 3.4%
1,080,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A	1,128,600
2,825,000		HCA, Inc., 5.875%, 5/01/2023	2,955,656
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,096,950
970,000		HCA, Inc., 7.500%, 12/15/2023	1,086,400
4,660,000		HCA, Inc., 7.500%, 11/06/2033	4,951,250
1,815,000		HCA, Inc., 7.690%, 6/15/2025	2,046,412
375,000		HCA, Inc., 8.360%, 4/15/2024	445,313
945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	1,048,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$1,643,000
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	547,425
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,395,570

		24,345,526

	Home Construction – 1.6%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	310,875
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	802,620
4,885,000	Lennar Corp., 4.500%, 6/15/2019	5,001,019
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	376,000
3,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,979,800
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	983,100

		11,453,414

	Independent Energy – 1.7%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	224,908
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	61,812
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	24,000
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	848,675
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	4,084,800
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,469,000
640,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	660,800
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,645,600

		12,019,595

	Industrial Other – 0.5%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	710,406
1,705,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,751,888
1,340,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	1,376,850

		3,839,144

	Life Insurance – 2.5%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,790,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068(d)	$9,001,962
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	4,774,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	397,600
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,430,788

		18,394,350

	Local Authorities – 0.6%
630,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	931,165
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	135,615
905,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,229,755
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,178,251

		4,474,786

	Media Cable – 0.7%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,264,837
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,873,988
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	1,059,625

		5,198,450

	Media Non-Cable – 0.4%
480,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	501,600
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	838,765
1,185,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,362,750

		2,703,115

	Metals & Mining – 3.6%
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,571,300
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,839,595
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	467,373
439,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	450,524
377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A(c)	376,058
5,705,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A(c)(f)	3,251,850
3,515,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,664,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$3,460,000	Hecla Mining Co., 6.875%, 5/01/2021	$3,434,050
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	840,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,878,600
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	4,011,200

		25,784,937

	Midstream – 0.5%
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	2,424,052
810,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	773,550
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	779,559

		3,977,161

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	336,997

	Oil Field Services – 2.9%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	2,000,325
3,255,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	3,328,238
5,215,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	4,967,287
3,425,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	3,621,938
2,885,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	2,989,581
3,995,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	4,054,925

		20,962,294

	Packaging – 1.1%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	334,581
6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	6,579,375
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	635,250
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	530,400

		8,079,606

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(b)(g)	1,497,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(d)	$3,407,250

		4,904,850

	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	4,984,253
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	273,196
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	29,492

		5,286,941

	REITs—Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	522,382

	Retailers – 1.6%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	468,000
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,108,188
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	136,250
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	194,225
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	1,854,647
175,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	142,625
3,120,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	2,683,200
4,975,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,731,250

		11,318,385

	Sovereigns – 0.1%
48,865,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	341,704
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	172,653
50,205,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	375,153

		889,510

	Supermarkets – 2.8%
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,970,025
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,126,600
9,470,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,233,250
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,125,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$937,750

		20,392,625

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	376,360

	Technology – 3.9%
1,325,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024, 144A	1,353,156
10,465,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	10,360,350
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,167,900
200,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	213,000
2,600,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	2,944,500
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,642,300
1,034,000	First Data Corp., 11.250%, 1/15/2021	1,207,195
2,074,000	First Data Corp., 11.750%, 8/15/2021	2,460,282
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,967
1,555,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,636,638

		27,998,288

	Transportation Services – 1.2%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	3,055,050
626,271	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	637,231
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)(h)	379,014
114,433	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(f)	116,150
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)(h)	523,399
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)(h)	55,675
2,710,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,981,000
740,000	Teekay Corp., 8.500%, 1/15/2020	854,700

		8,602,219

	Treasuries – 11.5%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	108,443
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,259,020

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
$6,561,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	$637,837
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	969,754
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,710,619
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	14,363,299
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	706,203
420,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,322,790
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	14,502,056
1,590,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	279,474
4,365,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	734,048
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,981,670
10,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	9,990,230
30,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	30,005,850

			83,571,293

		Wireless – 1.0%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,290,754
4,085,000		Sprint Capital Corp., 6.875%, 11/15/2028	4,125,850
475,000		Sprint Capital Corp., 6.900%, 5/01/2019	523,687
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	248,325
365,000		Sprint Communications, Inc., 6.000%, 11/15/2022	372,300

			7,560,916

		Wirelines – 4.7%
205,000		Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	208,588
385,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	370,563
1,120,000		Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,732,986
1,620,000		FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,745,550
465,000		Frontier Communications Corp., 7.000%, 11/01/2025	471,394
4,351,000		Frontier Communications Corp., 7.875%, 1/15/2027	4,497,846
902,000		Frontier Communications Corp., 8.750%, 4/15/2022	1,046,320

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	$2,801,500
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	988,712
200,000	Oi S.A., 5.750%, 2/10/2022, 144A	199,600
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	356,238
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,315,555
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	3,230,659
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,609,784
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,604,485
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	818,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,565,050
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,518,620
645,000	Qwest Corp., 7.250%, 9/15/2025	758,579
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,456,861
1,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,831,567
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	144,550

		34,273,007

	Total Non-Convertible Bonds (Identified Cost $451,486,286)	509,903,638

Convertible Bonds – 10.7%
	Automotive – 1.0%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	7,053,381

	Communications – 0.3%
1,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	1,990,450

	Construction Machinery – 0.6%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	4,310,241

	Consumer Products – 0.0%
215,000	Jarden Corp., 1.125%, 3/15/2034, 144A	219,569

	Energy – 1.3%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	5,382,543

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Energy – continued
$3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$3,636,894
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	736,700

		9,756,137

	Finance Companies – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,293,809

	Healthcare – 0.4%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	1,448,390
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,555,119

		3,003,509

	Home Construction – 1.4%
690,000	KB Home, 1.375%, 2/01/2019	693,450
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,225,668
2,660,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	2,430,575
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,576,594

		9,926,287

	Life Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,129,502

	Metals & Mining – 0.2%
970,000	United States Steel Corp., 2.750%, 4/01/2019	1,204,619

	Pharmaceuticals – 0.3%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	232,734
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	326,469
660,000	Illumina, Inc., 0.250%, 3/15/2016	1,418,588

		1,977,791

	REITs—Mortgage – 0.1%
420,000	iStar Financial, Inc., 3.000%, 11/15/2016	595,088

	Retailers – 0.6%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	4,454,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 3.0%
$7,895,000	Ciena Corp., 0.875%, 6/15/2017	$7,825,919
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,684,737
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	209,234
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,545,288
830,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	832,075
44,906	Liberty Media LLC, 3.500%, 1/15/2031	24,558
378,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	486,911
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	958,800

		21,567,522

	Wirelines – 0.1%
145,200	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(f)(i)(j)	21,842
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	548,268

		570,110

	Total Convertible Bonds (Identified Cost $55,322,846)	77,052,465

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	714,285

	Total Bonds and Notes (Identified Cost $507,349,132)	587,670,388

Loan Participations – 0.1%
	ABS Other – 0.1%
758,854	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(c)(m) (Identified Cost $764,545)	769,288

Senior Loans – 2.1%
	Automotive – 0.1%
720,998	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	720,998

	Chemicals – 0.2%
125,819	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	128,807
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	1,645,227

		1,774,034

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Construction Machinery – 0.3%
$1,971,739	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	$1,961,880

	Consumer Products – 0.0%
311,720	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	310,239

	Diversified Manufacturing – 0.0%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	280,500

	Food & Beverage – 0.1%
501,213	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	506,225

	Media Non-Cable – 0.0%
52,589	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	44,385

	Metals & Mining – 0.1%
510,900	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)(c)	511,156

	Non-Captive Diversified – 0.5%
3,335,642	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	3,435,711

	Oil Field Services – 0.1%
472,727	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	478,343

	Other Utility – 0.1%
396,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	387,090
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	316,875
21,038	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	20,565

		724,530

	Retailers – 0.1%
552,856	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	554,238
333,325	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	319,992

		874,230

	Supermarkets – 0.3%
1,208,720	New Albertson’s, Inc., Term Loan, Zero Coupon, 6/25/2021(k)	1,210,992
908,435	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	907,191

		2,118,183

	Wirelines – 0.2%
740,625	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	766,088

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – continued
$734,857	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	$738,348
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	66,083

		1,570,519

	Total Senior Loans (Identified Cost $15,062,870)	15,310,933

Shares
Common Stocks – 10.9%
	Airlines – 0.3%
52,244	United Continental Holdings, Inc.(g)	2,145,661

	Automobiles – 1.1%
465,000	Ford Motor Co.	8,016,600

	Chemicals – 2.0%
156,958	Dow Chemical Co. (The)	8,077,059
30,167	PPG Industries, Inc.	6,339,595

		14,416,654

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(g)	1,407,111
2,452	Rock-Tenn Co., Class A	258,907

		1,666,018

	Diversified Telecommunication Services – 0.3%
2,627	Hawaiian Telcom Holdco, Inc.(g)	75,158
117,962	Telefonica S.A., Sponsored ADR	2,024,228

		2,099,386

	Electronic Equipment, Instruments & Components – 3.4%
1,119,766	Corning, Inc.	24,578,864

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	92,008

	Household Durables – 0.0%
6,775	KB Home	126,557

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	318,478

	Oil, Gas & Consumable Fuels – 0.7%
2,846	Chesapeake Energy Corp.	88,454
82,985	Repsol YPF S.A., Sponsored ADR	2,199,102
33,796	Royal Dutch Shell PLC, ADR	2,783,777

		5,071,333

	Pharmaceuticals – 0.8%
64,900	Bristol-Myers Squibb Co.	3,148,299
19,255	Valeant Pharmaceuticals International, Inc.(g)	2,428,441

		5,576,740

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	$199,590
32,565	Associated Estates Realty Corp.	586,821

		786,411

	REITs—Shopping Centers – 0.0%
7,868	DDR Corp.	138,713

	Semiconductors & Semiconductor Equipment – 1.6%
372,408	Intel Corp.	11,507,407

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(g)	2,190,218

	Total Common Stocks (Identified Cost $47,165,488)	78,731,048

Preferred Stocks – 2.4%
Convertible Preferred Stocks – 1.4%
	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	167,532

	Communications – 0.0%
69	Cincinnati Bell, Inc., 6.750%	3,293

	Energy – 0.6%
5,543	Chesapeake Energy Corp., 5.000%	573,146
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	240,706
54,200	El Paso Energy Capital Trust I, 4.750%	2,997,260
3,552	SandRidge Energy, Inc., 7.000%	392,718

		4,203,830

	Metals & Mining – 0.4%
124,832	ArcelorMittal, 6.000%	2,807,472
21,150	Cliffs Natural Resources, Inc., 7.000%	303,079

		3,110,551

	Natural Gas – 0.1%
17,119	AES Trust III, 6.750%	887,449

	REITs—Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,529
35,615	Weyerhaeuser Co., Series A, 6.375%	2,021,151

		2,022,680

	Total Convertible Preferred Stocks (Identified Cost $9,339,017)	10,395,335

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 1.0%
	Banking – 0.7%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	$4,163,512
18,000	Bank of America Corp., 6.375%	453,420
7,075	Countrywide Capital IV, 6.750%	180,696

		4,797,628

	Finance Companies – 0.1%
5,300	iStar Financial, Inc., Series F, 7.800%	131,382
	Finance Companies – continued
2,575	iStar Financial, Inc., Series G, 7.650%	63,474
12,475	SLM Corp., Series A, 6.970%	604,164

		799,020

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	1,317,663

	REITs—Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	206,253

	Total Non-Convertible Preferred Stocks (Identified Cost $4,930,796)	7,120,564

	Total Preferred Stocks (Identified Cost $14,269,813)	17,515,899

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(g) (Identified Cost $0)	—

Principal Amount (‡)
Short-Term Investments – 2.0%
$70,573	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $70,573 on 7/01/2014 collateralized by $80,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $75,968 including accrued interest(l)	70,573
14,196,488	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $14,196,492 on 7/01/2014 collateralized by $14,410,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $14,482,050 including accrued interest(l)	14,196,488

	Total Short-Term Investments (Identified Cost $14,267,061)	14,267,061

	Total Investments – 98.8% (Identified Cost $598,878,909)(a)	714,264,617
	Other assets less liabilities – 1.2%	8,805,949

	Net Assets – 100.0%	$723,070,566

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $599,289,488 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$121,485,868
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,510,739)

Net unrealized appreciation	$114,975,129

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Illiquid security. At June 30, 2014, the value of these securities amounted to $20,506,645 or 2.8% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued security by the Fund’s adviser. At June 30, 2014, the value of this security amounted to $6,839,808 or 0.9% of net assets.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.

(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $153,092,763 or 21.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-BackedSecurities
EMTN	Euro Medium Term Note
GMTN	GlobalMedium Term Note
MTN	MediumTerm Note
REITs	Real Estate Investment Trusts

AUD	AustralianDollar
BRL	BrazilianReal
CAD	CanadianDollar
EUR	Euro
IDR	IndonesianRupiah
ISK	IcelandicKrona
MXN	MexicanPeso
NOK	NorwegianKrone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$13,312,869	$11,881,096	(a)	$25,193,965
Metals & Mining	—	22,533,087	3,251,850	(b)	25,784,937
Retailers	—	9,463,738	1,854,647	(b)	11,318,385
Transportation Services	—	6,890,750	1,711,469	(b)	8,602,219
All Other Non-Convertible Bonds*	—	439,004,132	—		439,004,132

Total Non-Convertible Bonds	—	491,204,576	18,699,062		509,903,638

Convertible Bonds
Wirelines	—	548,268	21,842	(b)	570,110
All Other Convertible Bonds*	—	76,482,355	—		76,482,355

Total Convertible Bonds	—	77,030,623	21,842		77,052,465

Municipals*	—	714,285	—		714,285

Total Bonds and Notes	—	568,949,484	18,720,904		587,670,388

Loan Participations*	—	—	769,288	(a)	769,288
Senior Loans*	—	15,310,933	—		15,310,933
Common Stocks*	78,731,048	—	—		78,731,048
Preferred Stocks
Convertible Preferred Stocks
Communications	—	3,293	—		3,293
Energy	3,963,124	240,706	—		4,203,830
All Other Convertible Preferred Stocks*	6,188,212	—	—		6,188,212

Total Convertible Preferred Stocks	10,151,336	243,999	—		10,395,335

Non-Convertible Preferred Stocks*	7,120,564	—	—		7,120,564

Total Preferred Stocks	17,271,900	243,999	—		17,515,899

Warrants**	—	—	—		—
Short-Term Investments	—	14,267,061	—		14,267,061

Total	$96,002,948	$598,771,477	$19,490,192		$714,264,617

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

A preferred stock valued at $209,594 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$13,927,958	$1,601	$6,933	$281,687	$—	$(2,014,299)	$—	$(322,784)	$11,881,096	$380,645
Metals & Mining	—	148,980	(1,477,924)	(330,131)	—	(3,771,175)	8,682,100	—	3,251,850	(330,131)
Retailers	1,843,529	11,836	—	(718)	—	—	—	—	1,854,647	(718)
Transportation Services	1,883,685	—	41,895	(43,540)	—	(170,571)	—	—	1,711,469	997
Convertible Bonds
Wirelines	26,720	—	(611)	8,890	—	(13,157)	—	—	21,842	5,241
Loan Participations
ABS Other	—	—	(121)	4,743	780,812	(16,146)	—	—	769,288	4,743

Total	$17,681,892	$162,417	$(1,429,828)	$(79,069)	$780,812	$(5,985,348)	$8,682,100	$(322,784)	$19,490,192	$60,777

A debt security valued at $322,784 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $8,682,100 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	11.5%
Technology	6.9
Banking	5.7
Wirelines	5.0
Chemicals	4.6
Finance Companies	4.3
Metals & Mining	4.3
Healthcare	3.8
Airlines	3.8
Life Insurance	3.6
Electronic Equipment, Instruments & Components	3.4
Home Construction	3.2
Supermarkets	3.1
Oil Field Services	3.0
Aerospace & Defense	2.6
Retailers	2.3
Automotive	2.1
Other Investments, less than 2% each	23.6
Short-Term Investments	2.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.0% of Net Assets
Non-Convertible Bonds – 96.5%
	ABS Car Loan – 8.5%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$195,339
160,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	161,092
100,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.520%, 1/08/2019	100,245
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	100,324
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	184,968
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	211,505
277,683	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	279,636
115,000	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	115,017
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	285,601
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	267,221
125,000	Capital Auto Receivables Asset Trust, Series 2014-1, Class A2, 0.960%, 4/20/2017	125,469
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	155,237
23,390	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	23,464
59,404	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	59,415
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	104,959
100,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	99,894
142,533	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	143,251
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	251,801
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	156,287
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	211,386
100,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	100,297
212,489	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	212,865
115,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	116,031
100,000	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	100,021
196,948	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	197,133

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$165,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	$165,543
320,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	327,726
315,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/2019	316,850
195,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	195,090
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	190,570
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	199,407
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	259,376

		5,613,020

	ABS Credit Card – 1.3%
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	265,626
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	581,689

		847,315

	ABS Home Equity – 1.0%
234,279	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A	235,454
64,647	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.112%, 7/25/2021(b)(c)	60,467
37,051	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	37,818
116,753	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	121,393
177,803	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)	179,999

		635,131

	ABS Other – 3.2%
210,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	210,049
135,000	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	135,104
80,869	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	80,556
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.643%, 6/20/2017(b)	390,989
257,048	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	257,589
150,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	149,997
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	442,754
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	200,353
169,167	TAL Advantage LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	171,867

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$99,465	TAL Advantage LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	$100,181

		2,139,439

	ABS Student Loan – 1.8%
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.029%, 7/25/2025(b)	553,883
640,714	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.229%, 7/25/2025(b)	647,127

		1,201,010

	Aerospace & Defense – 0.1%
60,000	Rockwell Collins, Inc., 0.581%, 12/15/2016(b)	60,147

	Agency Commercial Mortgage-Backed Securities – 9.3%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	794,825
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	594,722
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	432,823
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019(d)	1,050,855
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	364,069
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,461,375
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(d)	1,124,970
336,812	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.502%, 4/25/2019(b)	336,482

		6,160,121

	Airlines – 0.2%
119,581	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	140,508

	Automotive – 0.9%
250,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	319,198
245,000	Magna International, Inc., 3.625%, 6/15/2024	246,982

		566,180

	Banking – 9.3%
230,000	American Express Credit Corp., 1.125%, 6/05/2017	229,759
330,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 6/13/2019	331,307
115,000	Bank of America Corp., 6.000%, 9/01/2017	129,920
205,000	Bank of America Corp., MTN, 1.300%, 3/22/2018(b)	207,639

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	$55,151
320,000	Barclays Bank PLC, 3.750%, 5/15/2024	321,144
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018(d)	392,725
130,000	BNP Paribas S.A., 5.000%, 1/15/2021	144,782
250,000	Capital One Bank USA NA, 2.300%, 6/05/2019	251,084
182,000	Citigroup, Inc., 6.010%, 1/15/2015	187,487
320,000	Deutsche Bank AG, 3.700%, 5/30/2024	320,097
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	329,454
330,000	HSBC USA, Inc., 2.250%, 6/23/2019	331,088
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	314,908
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	153,157
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	279,858
435,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018(d)	508,503
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	330,510
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	42,528
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	287,605
330,000	Svenska Handelsbanken AB, 2.250%, 6/17/2019	332,874
330,000	Toronto-Dominion Bank (The), 2.125%, 7/02/2019	329,844
150,000	Wells Fargo & Co., 3.676%, 6/15/2016(b)	158,295
190,000	Wells Fargo & Co., MTN, 3.500%, 3/08/2022	196,389

		6,166,108

	Brokerage – 0.2%
130,000	Legg Mason, Inc., 2.700%, 7/15/2019	130,914

	Building Materials – 0.1%
30,000	Masco Corp., 7.125%, 3/15/2020	35,302

	Chemicals – 0.8%
245,000	CF Industries, Inc., 7.125%, 5/01/2020	301,778
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	148,986

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$90,000	Methanex Corp., 3.250%, 12/15/2019	$92,148

		542,912

	Collateralized Mortgage Obligations – 0.6%
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	145,295
251,113	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.602%, 10/07/2020(b)	252,464

		397,759

	Construction Machinery – 0.2%
140,000	John Deere Capital Corp., MTN, 1.950%, 3/04/2019	140,063

	Consumer Cyclical Services – 0.4%
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,603
75,000	Western Union Co. (The), 3.350%, 5/22/2019	76,493
130,000	Western Union Co. (The), 3.650%, 8/22/2018	136,100

		243,196

	Diversified Manufacturing – 0.1%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	96,721

	Electric – 2.1%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	226,000
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	265,831
120,000	Duke Energy Indiana, Inc., 0.578%, 7/11/2016(b)	120,436
145,000	Duke Energy Progress, Inc., 0.430%, 3/06/2017(b)	145,079
130,000	Exelon Generation Co. LLC, 4.000%, 10/01/2020	137,050
295,000	Georgia Power Co., 0.551%, 3/15/2016(b)	294,778
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	216,504

		1,405,678

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	93,609

	Finance Companies – 1.6%
465,000	General Electric Capital Corp., 5.500%, 1/08/2020(d)	539,032
280,000	International Lease Finance Corp., 2.181%, 6/15/2016(b)	281,750

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$225,000	Navient Corp., MTN, 6.250%, 1/25/2016	$239,062

		1,059,844

	Food & Beverage – 0.6%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	11,307
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	364,370

		375,677

	Government Guaranteed – 0.2%
165,000	Caixa Economica Federal, 4.250%, 5/13/2019, 144A	166,567

	Government Owned—No Guarantee – 0.4%
230,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	236,233

	Healthcare – 2.1%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	76,512
280,000	Express Scripts, Inc., 3.125%, 5/15/2016	291,711
20,000	Laboratory Corp. of America Holdings, 2.500%, 11/01/2018	20,379
205,000	Life Technologies Corp., 6.000%, 3/01/2020	239,601
330,000	McKesson Corp., 3.250%, 3/01/2016	343,254
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	43,144
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	113,587
285,000	Stryker Corp., 2.000%, 9/30/2016	292,338

		1,420,526

	Hybrid ARMs – 1.5%
95,944	FHLMC, 2.366%, 1/01/2035(b)	101,845
299,974	FHLMC, 2.620%, 5/01/2036(b)	322,024
344,841	FNMA, 2.302%, 4/01/2037(b)	368,840
193,478	FNMA, 2.332%, 2/01/2039(b)	207,089

		999,798

	Independent Energy – 1.4%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	110,756
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	126,647

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$200,000	Encana Corp., 6.500%, 5/15/2019	$238,077
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	127,075
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	300,457

		903,012

	Integrated Energy – 1.1%
135,000	BP Capital Markets PLC, 4.500%, 10/01/2020	149,372
330,000	Total Capital International S.A., 2.750%, 6/19/2021	330,721
230,000	Total Capital S.A., 4.450%, 6/24/2020	256,590

		736,683

	Life Insurance – 1.1%
125,000	American International Group, Inc., 4.875%, 9/15/2016	135,208
160,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	178,499
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,003
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	319,038
70,000	Unum Group, 5.625%, 9/15/2020	80,305

		744,053

	Media Cable – 0.8%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	211,745
325,000	NBCUniversal Enterprise, Inc., 0.764%, 4/15/2016, 144A(b)	326,750

		538,495

	Media Non-Cable – 0.7%
225,000	Time Warner, Inc., 3.550%, 6/01/2024	223,396
215,000	Time Warner, Inc., 4.875%, 3/15/2020	240,886

		464,282

	Metals & Mining – 1.6%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	160,851
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	160,096
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	292,957
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	35,705
85,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	88,934

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$115,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	$118,005
180,000	Teck Resources Ltd., 4.500%, 1/15/2021	189,505

		1,046,053

	Midstream – 2.3%
130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	142,721
165,000	Enable Midstream Partners LP, 2.400%, 5/15/2019, 144A	165,152
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	150,807
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	281,972
175,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	181,792
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	141,832
175,000	Questar Corp., 2.750%, 2/01/2016	179,861
225,000	Williams Partners LP, 5.250%, 3/15/2020	253,800

		1,497,937

	Mortgage Related – 6.7%
10,206	FHLMC, 3.000%, 10/01/2026	10,592
1,185	FHLMC, 6.500%, 1/01/2024	1,336
174	FHLMC, 8.000%, 7/01/2025	204
610	FNMA, 6.000%, 9/01/2021	644
198	FNMA, 7.500%, 6/01/2016	204
150	FNMA, 8.000%, 6/01/2015	152
299,491	GNMA, 4.312%, 2/20/2063	328,795
592,982	GNMA, 4.356%, 2/20/2063	650,946
236,272	GNMA, 4.496%, 10/20/2062	260,086
521,607	GNMA, 4.500%, 4/20/2063	576,373
293,147	GNMA, 4.505%, 4/20/2063	323,850
333,572	GNMA, 4.514%, 5/20/2062	365,861
331,970	GNMA, 4.520%, 5/20/2062	363,170
307,031	GNMA, 4.549%, 3/20/2063	339,657

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$327,886	GNMA, 4.560%, 3/20/2062	$358,726
211,194	GNMA, 4.567%, 7/20/2062	232,608
345,238	GNMA, 4.575%, 2/20/2063	381,693
248,656	GNMA, 4.604%, 6/20/2062	273,540
3,663	GNMA, 6.500%, 12/15/2023	4,177
656	GNMA, 8.500%, 9/15/2022	668
2,186	GNMA, 9.500%, 1/15/2019	2,414

		4,475,696

	Non-Agency Commercial Mortgage-Backed Securities – 15.9%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	43,619
425,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.252%, 5/15/2030, 144A(b)	425,668
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	96,010
125,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/2046	132,915
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046	305,244
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	99,451
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	269,970
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	241,282
316,908	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.866%, 6/15/2039(b)	344,062
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	396,213
305,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.102%, 2/15/2027, 144A(b)	305,279
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	361,305
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	409,187
299,657	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 8/10/2045(b)	331,829
380,000	GS Mortgage Securities Corp. II, Series 2013-GC13, Class A5, 4.175%, 7/10/2046(b)	408,354
275,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	297,121
610,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.001%, 11/08/2029, 144A(b)	613,057
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	326,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	$276,411
315,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class A, 1.102%, 12/15/2030, 144A(b)	315,254
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.991%, 6/15/2049(b)	450,864
199,092	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	217,439
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	141,197
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	260,312
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	309,970
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	441,075
249,945	PFP III Ltd., Series 2014-1, Class A, 1.322%, 6/14/2031, 144A(b)	250,514
125,000	SCG Trust, Series 2013-SRP1, Class A, 1.552%, 11/15/2026, 144A(b)	125,515
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.933%, 6/15/2049(b)	448,643
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	550,012
425,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.218%, 7/15/2046	457,900
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	208,441
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	406,931
235,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/2047	247,526

		10,515,565

	Oil Field Services – 1.1%
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	263,677
75,000	Pride International, Inc., 8.500%, 6/15/2019	95,559
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	108,462
240,000	Transocean, Inc., 6.500%, 11/15/2020	277,574

		745,272

	Pharmaceuticals – 0.9%
165,000	Amgen, Inc., 2.200%, 5/22/2019	164,808
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	166,037

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$290,000	Mylan, Inc., 4.200%, 11/29/2023	$299,332

		630,177

	Property & Casualty Insurance – 0.2%
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	162,068

	Railroads – 1.2%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	288,902
230,000	CSX Corp., 3.700%, 10/30/2020	244,673
30,000	CSX Corp., 6.150%, 5/01/2037	37,065
240,000	Union Pacific Corp., 3.646%, 2/15/2024	249,868

		820,508

	REITs—Health Care – 0.1%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,188

	Retailers – 0.4%
240,000	TJX Cos., Inc. (The), 2.750%, 6/15/2021	240,089

	Sovereigns – 0.2%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	166,500

	Supranational – 0.3%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	220,163

	Technology – 2.2%
275,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	314,432
165,000	Apple, Inc., 1.000%, 5/03/2018	161,363
275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	294,242
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	108,750
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	29,781
230,000	NetApp, Inc., 3.375%, 6/15/2021	230,382
330,000	Oracle Corp., 2.800%, 7/08/2021	329,521

		1,468,471

	Tobacco – 0.9%
105,000	Altria Group, Inc., 2.850%, 8/09/2022	101,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Tobacco – continued
$150,000	Altria Group, Inc., 4.750%, 5/05/2021	$165,451
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	295,150
40,000	Philip Morris International, Inc., 4.500%, 3/26/2020	44,621

		606,262

	Treasuries – 8.6%
2,375,000	U.S. Treasury Note, 0.625%, 2/15/2017	2,369,062
115,000	U.S. Treasury Note, 0.625%, 9/30/2017	113,571
820,000	U.S. Treasury Note, 1.500%, 1/31/2019	819,488
245,000	U.S. Treasury Note, 1.500%, 2/28/2019	244,598
570,000	U.S. Treasury Note, 1.500%, 5/31/2019	567,150
250,000	U.S. Treasury Note, 1.625%, 3/31/2019	250,723
215,000	U.S. Treasury Note, 2.000%, 2/28/2021	214,127
505,000	U.S. Treasury Note, 2.500%, 5/15/2024	504,290
595,000	U.S. Treasury Note, 2.750%, 2/15/2024	608,527

		5,691,536

	Wireless – 0.7%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	255,375
185,000	Vodafone Group PLC, 2.950%, 2/19/2023	178,869

		434,244

	Wirelines – 1.5%
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	223,030
230,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	230,862
285,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	318,216
200,000	Verizon Communications, Inc., 5.150%, 9/15/2023	223,819

		995,927

	Total Non-Convertible Bonds (Identified Cost $62,984,633)	64,010,959

Principal Amount	Description	Value (†)
Municipals – 0.5%
	New Jersey – 0.5%
$310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017 (Identified Cost $310,000)	$312,297

	Total Bonds and Notes (Identified Cost $63,294,633)	64,323,256

Short-Term Investments – 3.7%
2,398,376	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $2,398,376 on 7/01/2014 collateralized by $2,435,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $2,447,175 including accrued interest(e)	2,398,376
35,000	U.S. Treasury Bills, 0.075%, 8/21/2014(f)(g)	34,999

	Total Short-Term Investments (Identified Cost $2,433,372)	2,433,375

	Total Investments – 100.7% (Identified Cost $65,728,005)(a)	66,756,631
	Other assets less liabilities – (0.7)%	(434,656)

	Net Assets – 100.0%	$66,321,975

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $65,967,033 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,071,221
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(281,623)

Net unrealized appreciation	$789,598

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $644,876. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of this security amounted to $60,467 or 0.1% of net assets.
(d)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $7,442,583 or 11.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2014	7	$836,227	$3,050

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$5,163,074	$449,946	(a)	$5,613,020
ABS Home Equity	—	574,664	60,467	(b)	635,131
ABS Other	—	1,246,154	893,285	(a)	2,139,439
Airlines	—	—	140,508	(a)	140,508
All Other Non-Convertible Bonds*	—	55,482,861	—		55,482,861

Total Non-Convertible Bonds	—	62,466,753	1,544,206		64,010,959

Municipals*	—	312,297	—		312,297

Total Bonds and Notes	—	62,779,050	1,544,206		64,323,256

Short-Term Investments	—	2,433,375	—		2,433,375

Total Investments	—	65,212,425	1,544,206		66,756,631

Futures Contracts (unrealized appreciation)	3,050	—	—		3,050

Total	$3,050	$65,212,425	$1,544,206		$66,759,681

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$446,125	$—	$—	$3,821	$—	$—	$—	$—	$449,946	$3,821
ABS Home Equity	—	—	(62)	(5)	—	(13,345)	73,879	—	60,467	(5)
ABS Other	423,550	—	—	20,350	449,920	(535)	—	—	893,285	20,350
ABS Student Loan	356,725	—	—	(1,103)	—	(355,622)	—	—	—	—
Airlines	161,731	—	(860)	(671)	—	(19,692)	—	—	140,508	1,645
Collateralized Mortgage Obligations	1,231,636	—	9,192	(4,847)	—	(951,820)	—	(284,161)	—	—

Total	$2,619,767	$—	$8,270	$17,545	$449,920	$(1,341,014)	$73,879	$(284,161)	$1,544,206	$25,811

A debt security valued at $73,879 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $284,161 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Unrealized
appreciation on
Asset	futures contracts
Exchange traded/cleared asset derivatives
Interest rate contracts	$3,050

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$10,000	$10,000

Industry Summary at June 30, 2014 (Unaudited)

Non-Agency Commercial Mortgage-Backed Securities	15.9%
Banking	9.3
Agency Commercial Mortgage-Backed Securities	9.3
Treasuries	8.6
ABS Car Loan	8.5
Mortgage Related	6.7
ABS Other	3.2
Midstream	2.3
Technology	2.2
Healthcare	2.1
Electric	2.1
Other Investments, less than 2% each	26.8
Short-Term Investments	3.7

Total Investments	100.7
Other assets less liabilities (including open futures contracts)	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.6% of Net Assets
Non-Convertible Bonds – 86.2%
	ABS Car Loan – 0.3%
2,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$1,875,320

	ABS Credit Card – 0.1%
759,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	797,133

	ABS Home Equity – 0.0%
101,652	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.456%, 7/25/2035(b)(c)	95,989

	ABS Other – 1.1%
1,112,550	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,123,001
3,060,760	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)	3,019,440
546,802	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	549,307
618,435	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	716,114
508,780	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	506,745
1,235,172	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,304,385

		7,218,992

	Aerospace & Defense – 0.1%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	787,002

	Airlines – 3.6%
365,403	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	378,192
583,745	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	594,690
6,099,937	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	6,603,182
112,230	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	117,280
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	897,730
238,878	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	273,062
700,324	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	784,363
2,941,812	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	3,324,248
108,736	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	118,523
1,038,180	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,214,671

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,495,261	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	$2,931,932
1,200,564	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,347,633
2,185,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	2,246,814
553,498	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	648,976
1,081,133	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,137,893

		22,619,189

	Automotive – 0.5%
840,000	Cummins, Inc., 5.650%, 3/01/2098	951,156
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,406,980

		3,358,136

	Banking – 13.0%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	87,875
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,420,733
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	1,082,722
130,000	Bank of America Corp., 5.420%, 3/15/2017	143,026
800,000	Bank of America Corp., 5.490%, 3/15/2019	899,559
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	673,203
400,000	Bank of America Corp., MTN, 4.000%, 4/01/2024	408,212
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	926,386
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,104,753
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	95,771
140,000	Citigroup, Inc., 5.875%, 2/22/2033	156,734
1,909,000	Citigroup, Inc., 6.125%, 8/25/2036	2,186,185
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,194,724
1,010,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	1,069,900
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,968,776
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,767,302
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,136,955

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	$747,633
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,586,266
300,000	JPMorgan Chase & Co., EMTN, 1.054%, 5/30/2017, (GBP)(b)	505,719
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	442,851
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,754,341
178,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	182,204
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,490,997
100,000	Morgan Stanley, 0.707%, 10/15/2015(b)	100,206
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,528,474
665,000	Morgan Stanley, 2.500%, 1/24/2019	672,448
100,000	Morgan Stanley, 3.750%, 2/25/2023	101,728
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,600,793
1,355,000	Morgan Stanley, 5.750%, 1/25/2021	1,574,002
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,588,223
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,523,601
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,078,363
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,691,053
400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	390,721
1,215,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,229,726
455,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(b)	454,492
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	455,798
250,000	Rabobank Nederland (NY), 1.700%, 3/19/2018	250,809
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	978,491
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,947,613
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	72,145
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	481,816
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	107,189

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	$213,918
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	665,564
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	147,491
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	315,529
300,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	301,500
1,500,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(e)	2,356,908
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,285,855
200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	226,453
3,416,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	3,480,562

		81,854,298

	Brokerage – 1.1%
1,294,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,339,290
581,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(d)	644,622
2,061,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,209,526
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	977,403
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	495,864
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	93,530
1,162,000	Jefferies Group LLC, 8.500%, 7/15/2019	1,452,500

		7,212,735

	Building Materials – 1.2%
892,000	Masco Corp., 4.800%, 6/15/2015	923,326
554,000	Masco Corp., 5.850%, 3/15/2017	610,785
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,417,309
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,068,075
285,000	Masco Corp., 7.750%, 8/01/2029	335,732
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,020,366
191,000	Owens Corning, Inc., 6.500%, 12/01/2016	213,013
1,712,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,085,913

		7,674,519

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 0.1%
$140,000	Methanex Corp., 5.250%, 3/01/2022	$154,787
744,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	784,130

		938,917

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	568,283
10,138	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	11,101

		579,384

	Consumer Products – 0.2%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	527,099
592,000	Snap-on, Inc., 6.700%, 3/01/2019	690,859

		1,217,958

	Electric – 2.6%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,005,398
956,747	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	1,047,542
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	510,696
421,000	Commonwealth Edison Co., 4.700%, 4/15/2015	435,469
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,729,666
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	667,694
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	962,890
759,000	Endesa S.A., 7.875%, 2/01/2027	962,203
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	768,970
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,681,696
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	647,977
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,629,840
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	150,909

		16,200,950

	Finance Companies – 6.2%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,303,963
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	612,681

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	$64,490
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	11,045,820
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	322,130
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	533,633
1,675,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,489,202
497,000	General Electric Capital Corp., Series A, MTN, 0.527%, 5/13/2024(b)	466,533
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	3,853,569
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,750
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	917,892
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,758
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,329,600
490,000	Navient Corp., 4.875%, 6/17/2019	504,994
4,297,000	Navient Corp., 5.500%, 1/25/2023	4,259,401
129,000	Navient Corp., MTN, 4.625%, 9/25/2017	135,934
159,000	Navient Corp., MTN, 5.500%, 1/15/2019	168,938
1,382,000	Navient Corp., MTN, 7.250%, 1/25/2022	1,528,837
182,000	Navient Corp., Series A, MTN, 5.000%, 4/15/2015	187,005
983,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	849,066
1,066,000	Navient Corp., Series A, MTN, 8.450%, 6/15/2018	1,260,545
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,712,250
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	696,540
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,070,895
611,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	678,210

		39,043,636

	Financial Other – 0.4%
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,729,816

	Government Guaranteed – 1.0%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	735,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – continued
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	$5,010,962
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	691,259

		6,438,190

	Government Owned—No Guarantee – 1.0%
1,947,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,330,325
3,420,000	DP World Ltd., 6.850%, 7/02/2037, 144A	3,813,300

		6,143,625

	Health Insurance – 0.0%
15,000	CIGNA Corp., 7.875%, 5/15/2027	19,531

	Healthcare – 1.0%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	754,464
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,039,092
42,000	HCA, Inc., 5.875%, 3/15/2022	45,518
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,434,624
72,000	HCA, Inc., 6.375%, 1/15/2015	73,710
76,000	HCA, Inc., 7.050%, 12/01/2027	78,280
144,000	HCA, Inc., 7.190%, 11/15/2015	154,440
57,000	HCA, Inc., 7.500%, 12/15/2023	63,840
133,000	HCA, Inc., 7.690%, 6/15/2025	149,958
232,000	HCA, Inc., 8.360%, 4/15/2024	275,500
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,880
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	245,920

		6,324,226

	Home Construction – 0.6%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,383,840
1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,110,525

		3,494,365

	Hybrid ARMs – 0.0%
30,602	FNMA, 1.909%, 2/01/2037(b)	32,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hybrid ARMs – continued
$51,053	FNMA, 2.573%, 9/01/2036(b)	$54,611

		87,402

	Independent Energy – 1.2%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,044,265
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	52,900
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	48,720
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,848,998
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,854,042
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,445,408

		7,294,333

	Industrial Other – 0.2%
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	994,356

	Life Insurance – 1.5%
50,000	American International Group, Inc., 4.125%, 2/15/2024	52,632
71,000	American International Group, Inc., 4.875%, 6/01/2022	79,063
1,215,000	American International Group, Inc., 6.250%, 3/15/2087	1,359,281
1,974,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,719,185
175,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	199,777
84,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	93,712
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,163,477
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,949,527

		9,616,654

	Local Authorities – 2.3%
1,171,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,730,784
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	135,615
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,137,284
1,898,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,815,138
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	3,548,001

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	$3,065,354
113,442	Province of Alberta, 5.930%, 9/16/2016, (CAD)	114,302
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	812,089
509,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	485,740

		14,844,307

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,247,579

	Media Non-Cable – 0.2%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	256,639
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,216,348

		1,472,987

	Metals & Mining – 1.0%
319,000	ArcelorMittal, 6.750%, 2/25/2022	357,280
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	1,859,375
387,000	ArcelorMittal, 7.500%, 10/15/2039	425,700
1,717,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	1,916,601
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,712,390

		6,271,346

	Midstream – 0.6%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	181,403
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	186,587
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	649,869
299,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	303,485
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,794,179
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	691,342

		3,806,865

	Mortgage Related – 0.0%
1,389	FHLMC, 10.000%, with various maturities in 2018(f)	1,534
3,616	FNMA, 6.000%, 12/01/2018	4,069

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$5,620	GNMA, 10.000%, with various maturities in 2018(f)	$5,732

		11,335

	Non-Agency Commercial Mortgage-Backed Securities – 3.2%
121,466	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.350%, 9/10/2047(b)	126,970
439,233	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	472,147
263,108	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	285,730
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.898%, 6/11/2040(b)	344,399
800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	871,348
2,120,148	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.866%, 6/15/2039(b)	2,301,810
1,541,096	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.051%, 9/15/2039(b)	1,696,309
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	572,335
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,791,906
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,265,946
575,151	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	586,963
241,275	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 8/10/2045(b)	267,179
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.991%, 6/15/2049(b)	909,959
1,011,215	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,104,402
314,769	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	321,879
279,749	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.029%, 6/15/2038(b)	302,034
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	320,442
177,839	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.066%, 6/12/2046(b)	191,392
265,706	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	272,907
317,965	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	327,790
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	209,279
607,328	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.454%, 1/11/2043(b)	697,615
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	331,112
3,515,000	West Edmonton Mall Property, Inc., 4.309%, 2/13/2024, (CAD)	3,407,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.723%, 3/15/2044, 144A(b)	$101,135

		20,080,336

	Oil Field Services – 0.3%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	774,150
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,009,986

		1,784,136

	Paper – 0.3%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,489,953
175,000	Mead Corp. (The), 7.550%, 3/01/2047(d)	208,466
133,000	Westvaco Corp., 8.200%, 1/15/2030	174,658

		1,873,077

	Property & Casualty Insurance – 0.6%
87,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(b)(g)	67,860
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	184,698
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,823,895
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,463,812

		3,540,265

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	125,287

	Refining – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	539,879

	REITs—Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	67,798
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	963,778

		1,031,576

	REITs—Shopping Centers – 0.3%
759,000	Equity One, Inc., 6.000%, 9/15/2017	848,569
1,025,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,115,441

		1,964,010

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs—Single Tenant – 0.1%
$72,000	Realty Income Corp., 5.750%, 1/15/2021	$82,660
307,000	Realty Income Corp., 6.750%, 8/15/2019	359,978

		442,638

	REITs—Warehouse/Industrials – 0.1%
596,000	ProLogis LP, 7.375%, 10/30/2019	736,719

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	478,180

	Retailers – 0.0%
71,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	57,865

	Sovereigns – 0.7%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,680,423
62,675,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	438,275
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	358,734
87,450,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	653,463

		4,130,895

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	182,394
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	186,658
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	991,575
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	87,000
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,094,890

		2,542,517

	Supranational – 0.7%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	3,027,337
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,101,893

		4,129,230

	Technology – 1.1%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,448,846
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,928,864

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$37,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	$39,981
266,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	325,584

			6,743,275

		Tobacco – 0.1%
558,000		Reynolds American, Inc., 6.750%, 6/15/2017	640,623

		Transportation Services – 0.3%
76,000		APL Ltd., 8.000%, 1/15/2024(d)	70,680
738,635		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	751,561
717,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	897,412

			1,719,653

		Treasuries – 33.3%
26,800,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	25,266,418
8,301,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	7,884,725
99,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	96,028
30,366,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	29,243,905
759,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	750,251
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	2,248,067
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,317,142
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	6,640,437
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,647,806
505,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	5,197,640
28,844,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	5,069,897
30,112,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	5,063,839
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,745,397
22,619,200		U.S. Treasury Note, 0.125%, 12/31/2014	22,623,611
17,365,000		U.S. Treasury Note, 0.250%, 1/15/2015	17,381,288
11,300,100		U.S. Treasury Note, 0.250%, 10/15/2015	11,311,140
10,377,700		U.S. Treasury Note, 0.250%, 12/15/2015	10,379,319

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$10,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	$9,990,230
20,489,700	U.S. Treasury Note, 0.375%, 11/15/2015	20,536,130
10,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	10,001,950
15,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	14,995,320

		210,390,540

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	812,503
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	179,780
51,000	Sprint Capital Corp., 6.900%, 5/01/2019	56,228
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	302,672
40,000	Sprint Communications, Inc., 6.000%, 11/15/2022	40,800

		1,391,983

	Wirelines – 2.7%
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,544,327
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,364,215
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	189,720
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,725,446
926,000	Embarq Corp., 7.995%, 6/01/2036	1,011,655
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	333,274
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	153,841
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	423,700
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,196,063
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,430,567
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	159,317
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	559,227
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,848,281
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	735,223
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,099,769

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	$227,440

		17,002,065

	Total Non-Convertible Bonds (Identified Cost $498,416,558)	543,615,824

Convertible Bonds – 3.6%
	Automotive – 0.3%
786,000	Ford Motor Co., 4.250%, 11/15/2016	1,570,526

	Energy – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,524,389
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	555,440

		2,079,829

	Life Insurance – 1.3%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,497,837

	Metals & Mining – 0.2%
850,000	United States Steel Corp., 2.750%, 4/01/2019	1,055,594

	Technology – 1.5%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,307,956
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,503,640
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	549,232

		9,360,828

	Total Convertible Bonds (Identified Cost $16,736,985)	22,564,614

Municipals – 0.8%
	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	843,965
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,723,363

		2,567,328

	Michigan – 0.1%
735,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	635,870

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	356,598

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.2%
$2,080,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$1,544,566

	Total Municipals (Identified Cost $5,595,906)	5,104,362

	Total Bonds and Notes (Identified Cost $520,749,449)	571,284,800

Senior Loans – 0.5%
	Media Cable – 0.2%
1,269,635	CSC Holdings, Inc., New Term Loan B, 2.650%, 4/17/2020(b)	1,254,489

	Non-Captive Diversified – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	1,875,408

	Total Senior Loans (Identified Cost $3,143,257)	3,129,897

Shares
Common Stocks – 4.0%
	Biotechnology – 0.1%
8,692	Vertex Pharmaceuticals, Inc.(g)	822,959

	Chemicals – 0.8%
23,580	PPG Industries, Inc.	4,955,337

	Electronic Equipment, Instruments & Components – 2.5%
721,200	Corning, Inc.	15,830,340

	Oil, Gas & Consumable Fuels – 0.6%
64,896	Repsol YPF S.A., Sponsored ADR	1,719,744
26,419	Royal Dutch Shell PLC, ADR	2,176,133

		3,895,877

	Total Common Stocks (Identified Cost $14,489,712)	25,504,513

Preferred Stocks – 1.1%
Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.0%
122	Ally Financial, Inc., Series G, 7.000%, 144A	122,309

	Electric – 0.1%
213	Connecticut Light & Power Co., 2.200%	9,798
2,360	Union Electric Co., 4.500%	214,760

		224,558

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Government Sponsored – 0.5%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	$3,150,000

	Total Non-Convertible Preferred Stocks (Identified Cost $3,161,639)	3,496,867

Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
714	Bank of America Corp., Series L, 7.250%	833,238

	Energy – 0.2%
4,353	Chesapeake Energy Corp., 5.000%	450,100
15,775	El Paso Energy Capital Trust I, 4.750%	872,358

		1,322,458

	Metals & Mining – 0.2%
53,705	ArcelorMittal, 6.000%	1,207,825

	Total Convertible Preferred Stocks (Identified Cost $2,830,057)	3,363,521

	Total Preferred Stocks (Identified Cost $5,991,696)	6,860,388

Principal Amount (‡)
Short-Term Investments – 2.8%
$22,734	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $22,734 on 7/01/2014 collateralized by $25,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $23,740 including accrued interest(i)	22,734
17,783,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $17,783,208 on 7/01/2014 collateralized by $18,005,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $18,140,038 including accrued interest(i)	17,783,203

	Total Short-Term Investments (Identified Cost $17,805,937)	17,805,937

	Total Investments – 99.0% (Identified Cost $562,180,051)(a)	624,585,535
	Other assets less liabilities – 1.0%	6,196,899

	Net Assets – 100.0%	$630,782,434

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $564,168,813 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$67,301,644
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,884,922)

Net unrealized appreciation	$60,416,722

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $847,550 or 0.1% of net assets.
(d)	Illiquid security. At June 30, 2014, the value of these securities amounted to $4,164,266 or 0.7% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $79,325,286 or 12.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•	Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$95,989	(a)	$95,989
ABS Other	—	2,976,693	4,242,299	(b)	7,218,992
Airlines	—	2,246,814	20,372,375	(b)	22,619,189
Transportation Services	—	968,092	751,561	(a)	1,719,653
All Other Non-Convertible Bonds*	—	511,962,001	—		511,962,001

Total Non-Convertible Bonds	—	518,153,600	25,462,224		543,615,824

Convertible Bonds*	—	22,564,614	—		22,564,614
Municipals*	—	5,104,362	—		5,104,362

Total Bonds and Notes	—	545,822,576	25,462,224		571,284,800

Senior Loans*	—	3,129,897	—		3,129,897
Common Stocks*	25,504,513	—	—		25,504,513
Preferred Stocks
Non-Convertible Preferred Stocks
Government Sponsored	—	3,150,000	—		3,150,000
All Other Non-Convertible Preferred Stocks*	346,867	—	—		346,867

Total Non-Convertible Preferred Stocks	346,867	3,150,000	—		3,496,867

Convertible Preferred Stocks*	3,363,521	—	—		3,363,521

Total Preferred Stocks	3,710,388	3,150,000	—		6,860,388

Short-Term Investments	—	17,805,937	—		17,805,937

Total	$29,214,901	$569,908,410	$25,462,224		$624,585,535

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a) Fair valued by the Fund’s adviser.

(b) Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$(1,490)	$5,536	$—	$(53,226)	$145,169	$—	$95,989	$5,536
ABS Other	1,682,226	—	27,921	2,046	4,106,057	(1,575,951)	—	—	4,242,299	24,163
Airlines	26,806,762	1,264	525,147	382,913	—	(7,664,492)	320,781	—	20,372,375	884,646
Transportation Services	1,210,793	—	4,441	(7,899)	—	(455,774)	—	—	751,561	—

Total	$29,699,781	$1,264	$556,019	$382,596	$4,106,057	$(9,749,443)	$465,950	$—	$25,462,224	$914,345

Debt securities valued at $320,781 were transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $145,169 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	33.3%
Banking	13.1
Finance Companies	6.2
Airlines	3.6
Non-Agency Commercial Mortgage-Backed Securities	3.2
Life Insurance	2.8
Wirelines	2.7
Electric	2.7
Technology	2.6
Electronic Equipment, Instruments & Components	2.5
Local Authorities	2.3
Other Investments, less than 2% each	21.2
Short-Term Investments	2.8

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	70.8%
Canadian Dollar	13.1
New Zealand Dollar	4.5
Mexican Peso	3.2
Australian Dollar	2.1
Other, less than 2% each	5.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 115.7% of Net Assets
	ABS Car Loan – 9.1%
$1,320,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	$1,329,009
1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	1,069,813
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,349,891
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	646,474
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,648,854
1,490,895	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	1,498,409
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,208,357
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,847,821
372,289	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	373,467
690,002	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	690,124
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	874,017
275,654	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	281,960
4,196,000	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	4,210,447
1,673,746	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	1,682,175
2,795,747	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	2,811,650
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,085,309
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,094,988
900,000	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	902,749
3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	3,703,008
144,109	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	144,193
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,991,404
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,030,768
678,138	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	679,608
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,010,774
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,553,728
1,390,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,402,463

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	$3,266,767
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,494,981
270,330	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.154%, 9/20/2016, 144A(b)	270,465
885,535	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	887,262
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,279,192
3,700,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	3,789,333
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,241,037
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,405,185
705,164	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	707,549
4,365,645	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	4,396,702
2,380,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,381,114

		72,241,047

	ABS Credit Card – 2.8%
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	2,865,414
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,372,060
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,292,578
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(c)	10,610,627

		22,140,679

	ABS Home Equity – 2.9%
2,892,983	Citigroup Mortgage Loan Trust, Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A	2,776,763
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.600%, 5/17/2031, 144A	1,499,487
657,822	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(k)	510,198
325,518	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.112%, 7/25/2021(b)(k)	304,468
273,081	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	278,729
1,131,270	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,083,304
340,690	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.614%, 4/20/2035(b)(k)	130,587
6,101,873	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.587%, 5/19/2034(b)	6,103,691
330,691	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.456%, 7/25/2035(b)(k)	312,268
189,876	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(k)	183,056

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$831,281	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(k)	$791,810
41,063	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(k)	38,580
395,218	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	357,146
3,867,656	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	3,618,073
6,252,990	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.481%, 11/25/2036(b)	5,422,399

		23,410,559

	ABS Other – 5.1%
938,907	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	938,574
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,000,335
885,567	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	887,757
1,550,000	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,549,365
2,227,862	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,281,497
877,426	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	874,028
2,768,212	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	2,774,031
318,571	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	324,784
1,770,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	1,769,965
6,122,126	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	6,270,808
484,153	Sierra Timeshare Receivables Funding LLC, Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	484,917
615,295	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	627,020
742,703	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	762,439
1,291,646	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	1,319,076
549,403	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	551,770
6,800,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	7,001,688
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,263,989
1,907,286	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,913,940
2,112,167	TAL Advantage LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	2,145,887
750,959	TAL Advantage LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	756,366
3,514,187	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.652%, 7/15/2041, 144A(b)	3,640,438

		40,138,674

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – 2.6%
$5,094,331	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.185%, 7/01/2024(b)	$5,100,327
15,342,634	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.229%, 7/25/2025(b)(c)	15,496,213

		20,596,540

	Agency Commercial Mortgage-Backed Securities – 8.1%
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(c)	13,044,854
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(c)	10,542,117
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(c)	6,390,647
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(c)	29,100,906
4,654,883	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.787%, 1/25/2023(b)(d)	411,403
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)	4,983,952

		64,473,879

	Collateralized Mortgage Obligations – 11.1%
26,670,000	Government National Mortgage Association, Series 2014-86, Class IO, 0.966%, 4/16/2056(d)	2,051,643
240,818	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)	266,411
367,618	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)	69,225
7,277,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(c)	8,070,120
14,845,773	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.048%, 5/15/2036(b)(c)(d)	3,016,508
4,084,516	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.098%, 2/15/2038(b)(d)	544,976
3,091,037	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.424%, 6/15/2048(b)(c)	3,234,520
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	499,593
3,713,002	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.334%, 12/15/2036(e)	3,900,030
1,402,595	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	301,853
642,619	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.098%, 1/25/2024(b)(d)	124,708
1,038,885	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(d)	56,805
399,342	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.148%, 8/25/2036(b)(d)	73,714
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(c)	1,086,168
4,852,978	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.886%, 8/25/2038(b)(c)	5,031,223
1,465,184	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.521%, 3/25/2039(b)(c)	1,479,216
312,281	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	336,939

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,312,146	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.726%, 12/25/2039(b)	$1,290,588
4,421,279	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.998%, 8/25/2042(b)(d)	861,798
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.774%, 7/25/2043(b)	1,736,685
1,746,852	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(c)(d)	297,152
362,667	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(c)(d)	88,198
368,576	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	73,183
1,896,824	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	369,178
4,231,699	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(c)(d)	788,031
1,680,719	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(c)(d)	318,007
1,206,171	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(c)(d)	232,460
2,436,419	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(c)(d)	475,202
990,722	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(c)(d)	203,510
1,235,768	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(c)(d)	253,126
1,454,279	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(c)(d)	297,370
1,417,685	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	260,524
682,434	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(d)	121,642
1,080,322	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	207,316
707,031	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(d)	135,185
195,065	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	38,322
1,536,547	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(d)	231,746
5,005,514	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(d)	861,536
1,655,592	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	320,181
1,456,342	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(d)	262,198
877,937	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	172,440
164,635	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)	33,071
15,042,394	Government National Mortgage Association, Series 2006-46, Class IO, 0.276%, 4/16/2046(b)(d)	285,444
14,764,598	Government National Mortgage Association, Series 2006-51, Class IO, 0.421%, 8/16/2046(b)(d)(e)	421,854
25,455,787	Government National Mortgage Association, Series 2009-114, Class IO, 0.632%, 10/16/2049(b)(d)	632,704

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$11,993,485	Government National Mortgage Association, Series 2010-49, Class IA, 0.929%, 10/16/2052(b)(d)	$740,430
48,991,858	Government National Mortgage Association, Series 2010-83, Class IO, 0.494%, 7/16/2050(b)(c)(d)	1,472,695
951,837	Government National Mortgage Association, Series 2010-H20, Class AF, 0.482%, 10/20/2060(b)	941,967
63,761,576	Government National Mortgage Association, Series 2010-I24, Class X, 1.115%, 12/16/2052(b)(d)(e)	4,358,550
20,751,322	Government National Mortgage Association, Series 2011-38, Class IO, 0.845%, 4/16/2053(b)(c)(d)	884,712
9,571,908	Government National Mortgage Association, Series 2011-53, Class IO, 0.788%, 5/16/2051(b)(c)(d)	431,808
18,903,700	Government National Mortgage Association, Series 2011-119, Class IO, 1.187%, 8/16/2051(b)(d)	1,053,068
36,857,662	Government National Mortgage Association, Series 2011-161, Class IO, 1.185%, 4/16/2045(b)(d)	2,071,696
1,685,116	Government National Mortgage Association, Series 2011-H01, Class AF, 0.602%, 11/20/2060(b)	1,676,148
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.544%, 9/16/2050(b)(d)	1,803,564
25,074,184	Government National Mortgage Association, Series 2012-100, Class IO, 0.826%, 8/16/2052(b)(d)	1,662,795
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.444%, 9/16/2050(b)(d)	1,301,419
33,786,001	Government National Mortgage Association, Series 2012-23, Class IO, 1.533%, 6/16/2053(b)(c)(d)	2,190,279
37,971,836	Government National Mortgage Association, Series 2012-55, Class IO, 1.216%, 4/16/2052(b)(c)(d)	2,152,358
28,642,648	Government National Mortgage Association, Series 2012-70, Class IO, 0.964%, 8/16/2052(b)(c)(d)	1,844,415
23,963,834	Government National Mortgage Association, Series 2012-79, Class IO, 1.033%, 3/16/2053(b)(d)	1,776,727
399,856	Government National Mortgage Association, Series 2012-H24, Class FE, 0.752%, 10/20/2062(b)	401,225
7,942,147	Government National Mortgage Association, Series 2013-175, Class IO, 0.993%, 5/16/2055(b)(d)	514,937
29,102,752	Government National Mortgage Association, Series 2013-H16, Class AI, 1.609%, 7/20/2063(b)(d)	2,410,072
19,014,016	Government National Mortgage Association, Series 2013-H18, Class EI, 1.713%, 7/20/2063(b)(d)	1,665,761
3,759,208	Government National Mortgage Association, Series 2013-H18, Class JI, 1.383%, 8/20/2063(b)(d)	257,271
396,603	Government National Mortgage Association, Series 2013-H22, Class FT, 0.750%, 4/20/2063(b)	397,201
63,597,265	Government National Mortgage Association, Series 2014-24, Class IX, 1.019%, 1/16/2054(b)(d)	4,324,232
5,003,193	Government National Mortgage Association, Series 2014-H05, Class FB, 0.752%, 12/20/2063(b)	5,009,462
4,939,488	Government National Mortgage Association, Series 2014-H06, Class FA, 0.722%, 3/20/2064(b)	4,938,712

		87,693,807

	Hybrid ARMs – 3.5%
2,338,868	FHLMC, 2.113%, 5/01/2037(b)(c)	2,473,799
3,274,957	FHLMC, 2.334%, 6/01/2035(b)(c)	3,476,771

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$2,306,954	FHLMC, 2.364%, 11/01/2036(b)(c)	$2,457,044
141,312	FHLMC, 2.366%, 1/01/2035(b)(c)	150,005
1,474,095	FHLMC, 2.370%, 4/01/2035(b)(c)	1,574,326
498,121	FHLMC, 2.375%, 11/01/2036(b)(c)	531,020
2,332,032	FHLMC, 2.815%, 2/01/2037(b)(c)	2,499,569
561,846	FHLMC, 3.812%, 1/01/2036(b)(c)	589,978
774,567	FNMA, 1.909%, 2/01/2037(b)(c)	829,992
1,489,199	FNMA, 2.256%, 9/01/2034(b)(c)	1,594,019
654,665	FNMA, 2.573%, 9/01/2036(b)(c)	700,284
7,214,399	FNMA, 3.173%, 9/01/2037(b)(c)	7,673,197
2,657,685	FNMA, 3.479%, 8/01/2038(b)(c)	2,834,330
441,483	FNMA, 5.372%, 10/01/2035(b)(c)	475,239

		27,859,573

	Mortgage Related – 39.8%
20,460,101	Government National Mortgage Association, Series 2014-H03, Class FS, 0.802%, 2/20/2064(b)	20,530,075
3,693,405	Government National Mortgage Association, Series 2012-H30, Class GA, 0.502%, 12/20/2062(b)	3,654,399
1,403,373	FHLMC, 4.000%, 2/01/2044	1,486,454
160,697	FHLMC, 5.000%, 9/01/2035(c)	178,349
6,902,609	FNMA, 3.000%, 3/01/2043	6,788,210
27,479,681	FNMA, 3.500%, with various maturities from 2037 to 2042(f)	28,092,194
3,849,242	FNMA, 4.000%, 4/01/2043	4,068,700
970,685	FNMA, 5.500%, 8/01/2034(c)	1,102,705
13,138	FNMA, 6.000%, 10/01/2034(c)	14,887
1,571	FNMA, 7.000%, 12/01/2037(c)	1,674
35,500,000	FNMA (TBA), 2.500%, 8/01/2029(g)	35,977,026
72,305,000	FNMA (TBA), 3.500%, 8/01/2044(g)	74,203,006
13,000,000	FNMA (TBA), 4.000%, 8/01/2044(g)	13,755,118
45,700,000	FNMA (TBA), 4.500%, 7/01/2044(g)	49,491,683
889,446	GNMA, 0.676%, 8/20/2063(b)	894,198

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$2,478,903	GNMA, 1.858%, 2/20/2061(b)	$2,621,588
599,830	GNMA, 1.887%, 7/20/2060(b)	633,569
495,339	GNMA, 1.908%, 9/20/2060(b)	524,947
3,710,037	GNMA, 2.155%, 2/20/2063(b)	3,978,666
1,891,295	GNMA, 4.479%, 2/20/2062	2,069,073
3,494,311	GNMA, 4.521%, 12/20/2061	3,818,129
1,006,352	GNMA, 4.524%, 7/20/2062	1,105,717
489,541	GNMA, 4.570%, 10/20/2061	533,443
4,581,785	GNMA, 4.577%, 6/20/2063	5,088,659
509,781	GNMA, 4.578%, 11/20/2061	555,740
1,031,946	GNMA, 4.600%, 10/20/2061	1,125,803
1,006,883	GNMA, 4.626%, 6/20/2062	1,107,827
11,538,574	GNMA, 4.659%, 2/20/2062(e)	12,668,155
12,829,061	GNMA, 4.670%, 12/20/2061(c)	14,050,144
723,975	GNMA, 4.684%, 1/20/2062	792,547
3,392,437	GNMA, 4.700%, with various maturities in 2061(f)	3,701,759
2,898,618	GNMA, 4.720%, 6/20/2061	3,156,323
4,134,642	GNMA, 4.767%, 7/20/2063	4,530,522
1,009,520	GNMA, 4.798%, 5/20/2061	1,101,123
1,457,396	GNMA, 4.808%, 8/20/2062	1,597,431
4,861,093	GNMA, 4.810%, 5/20/2061	5,297,824
1,000,032	GNMA, 4.951%, 1/20/2062	1,097,670
695,490	GNMA, 5.500%, with various maturities in 2059(f)	746,543
2,386,755	GNMA, 6.514%, 5/20/2061	2,614,838

		314,756,718

	Non-Agency Commercial Mortgage-Backed Securities – 30.7%
3,906,032	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	3,923,304
1,438,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,437,903

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.350%, 9/10/2047(b)	$197,565
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,637,909
1,049,831	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,133,031
3,385,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.252%, 5/15/2030, 144A(b)	3,390,321
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.352%, 2/15/2031, 144A(b)	3,077,104
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,536,718
4,436,787	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	4,845,881
236,424	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.945%, 6/10/2046(b)	253,409
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,339,081
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.952%, 3/15/2029, 144A(b)	3,014,070
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,277,160
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,800,972
2,754,762	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.982%, 6/15/2038(b)	2,958,392
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,747,028
5,576,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.866%, 6/15/2039(b)	6,053,774
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.051%, 9/15/2039(b)	5,503,580
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	12,285,909
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.175%, 2/15/2041(b)	4,602,575
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(b)	3,569,674
3,495,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.102%, 2/15/2027, 144A(b)	3,498,201
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	9,542,247
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(c)	15,230,386
2,341	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	2,339
11,350,632	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 8/10/2045(b)(c)	12,569,270
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(b)	5,298,290
10,115,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.001%, 11/08/2029, 144A(b)(c)	10,165,696
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	5,554,106

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,296,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046	$3,629,700
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,343,011
6,882,871	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(c)	7,413,389
3,153,967	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,440,382
1,137,667	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,242,506
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,702,727
4,624,047	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,988,805
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,265,174
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,476,391
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,562,032
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.773%, 4/12/2049(b)	7,899,433
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,858,137
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(c)	10,067,542
7,231,157	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.105%, 6/11/2049(b)(c)	8,003,770
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A(c)	14,158,592
1,679,633	PFP III Ltd., Series 2014-1, Class A, 1.322%, 6/14/2031, 144A(b)	1,683,452
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(b)	3,377,161
1,585,000	SCG Trust, Series 2013-SRP1, Class A, 1.552%, 11/15/2026, 144A(b)	1,591,530
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,638,741
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	4,833,089

		242,621,459

	Total Bonds and Notes (Identified Cost $893,666,818)	915,932,935

Short-Term Investments – 5.5%
42,437,328	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $42,437,340 on 7/01/2014 collateralized by $43,075,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $43,290,375 including accrued interest(h)	42,437,328
800,000	U.S. Treasury Bills, 0.073%, 10/16/2014(i)(j)	799,899

	Total Short-Term Investments (Identified Cost $43,237,155)	43,237,227

Description	Value (†)
Total Investments – 121.2% (Identified Cost $936,903,973)(a)	$959,170,162
Other assets less liabilities – (21.2)%	(167,856,936)

Net Assets – 100.0%	$791,313,226

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $936,903,973 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,222,249
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,956,060)

Net unrealized appreciation	$22,266,189

At September 30, 2013, post-October capital loss deferrals were $9,896,941. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(f)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	All of this security has been pledged as initial margin for open futures contracts.
(k)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $2,270,967 or 0.3% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $168,835,098 or 21.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2014	305	$41,842,188	$(217,394)

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2014	359	$42,886,477	$156,406

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$68,565,397	$3,675,650	(a)	$72,241,047
ABS Home Equity	—	21,139,592	2,270,967	(b)	23,410,559
ABS Other	—	24,515,804	15,622,870	(a)	40,138,674
Collateralized Mortgage Obligations	—	83,235,995	4,457,812	(a)	87,693,807
Non-Agency Commercial Mortgage-Backed Securities	—	241,183,556	1,437,903	(a)	242,621,459
All Other Non-Convertible Bonds*	—	449,827,389	—		449,827,389

Total Bonds and Notes	—	888,467,733	27,465,202		915,932,935

Short-Term Investments	—	43,237,227	—		43,237,227

Total Investments	—	931,704,960	27,465,202		959,170,162

Futures Contracts (unrealized appreciation)	156,406	—	—		156,406

Total	$156,406	$931,704,960	$27,465,202		$959,326,568

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(217,394)	$—	$—	$(217,394)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices
(b)	Fair valued by the Fund’s adviser

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Securities fair valued using significant unobservable inputs are categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$4,488,465	$—	$14,342	$5,460	$—	$(832,617)	$—	$—	$3,675,650	$16,758
ABS Home Equity	—	—	(295)	(7,293)	—	(393,079)	2,671,634	—	2,270,967	(7,293)
ABS Other	9,692,953	—	4,895	303,792	6,333,621	(712,391)	—	—	15,622,870	322,857
Collateralized Mortgage Obligations	105,086	—	(75,684)	77,509	4,335,248	—	120,739	(105,086)	4,457,812	77,509
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	—	1,437,903	—	—	—	1,437,903	—

Total	$14,286,504	$—	$(56,742)	$379,468	$12,106,772	$(1,938,087)	$2,792,373	$(105,086)	$27,465,202	$409,831

A debt security valued at $120,739 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $105,086 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $2,671,634 were transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities.

The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$156,406

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange traded/cleared liability derivatives
Interest rate contracts	$(217,394)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$799,899	$799,899

Industry Summary at June 30, 2014 (Unaudited)

Mortgage Related	39.8%
Non-Agency Commercial Mortgage-Backed Securities	30.7
Collateralized Mortgage Obligations	11.1
ABS Car Loan	9.1
Agency Commercial Mortgage-Backed Securities	8.1
ABS Other	5.1
Hybrid ARMs	3.5
ABS Home Equity	2.9
ABS Credit Card	2.8
ABS Student Loan	2.6
Short-Term Investments	5.5

Total Investments	121.2
Other assets less liabilities (including open futures contracts)	(21.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Auto Components – 2.2%
374,253	Dana Holding Corp.	$9,139,258
272,262	Fox Factory Holding Corp.(b)	4,789,089
266,658	Remy International, Inc.	6,226,464
119,820	Tenneco, Inc.(b)	7,872,174

		28,026,985

	Banks – 12.6%
433,363	BancorpSouth, Inc.	10,647,729
567,676	Cathay General Bancorp	14,509,799
137,903	City National Corp.	10,447,531
552,601	CVB Financial Corp.	8,858,194
565,223	First Financial Bancorp	9,727,488
220,996	First Financial Bankshares, Inc.	6,932,645
154,884	IBERIABANK Corp.	10,716,424
293,141	PacWest Bancorp	12,654,897
241,496	Pinnacle Financial Partners, Inc.	9,534,262
218,717	Popular, Inc.(b)	7,475,747
198,069	Prosperity Bancshares, Inc.	12,399,119
129,043	Signature Bank(b)	16,282,646
354,204	Talmer Bancorp, Inc., Class A(b)	4,884,473
158,640	Texas Capital Bancshares, Inc.(b)	8,558,628
412,624	Tristate Capital Holdings, Inc.(b)	5,830,377
270,808	Wintrust Financial Corp.	12,457,168

		161,917,127

	Building Products – 1.2%
141,358	Armstrong World Industries, Inc.(b)	8,118,190
137,286	Masonite International Corp.(b)	7,723,710

		15,841,900

	Capital Markets – 1.1%
179,476	Safeguard Scientifics, Inc.(b)	3,731,306
230,480	Stifel Financial Corp.(b)	10,913,228

		14,644,534

	Chemicals – 2.3%
184,875	Cabot Corp.	10,720,901
145,011	Minerals Technologies, Inc.	9,509,821
255,233	Tronox Ltd., Class A	6,865,768
126,603	Zep, Inc.	2,235,809

		29,332,299

	Commercial Services & Supplies – 4.0%
437,733	KAR Auction Services, Inc.	13,950,551
409,597	Knoll, Inc.	7,098,316
140,089	McGrath Rentcorp	5,148,271
240,185	Rollins, Inc.	7,205,550
234,651	Viad Corp.	5,594,080
176,194	Waste Connections, Inc.	8,554,218

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
164,051	West Corp.	$4,396,567

		51,947,553

	Communications Equipment – 0.7%
682,195	Calix, Inc.(b)	5,580,355
96,321	NETGEAR, Inc.(b)	3,349,081

		8,929,436

	Construction & Engineering – 1.2%
249,857	MYR Group, Inc.(b)	6,328,878
324,437	Primoris Services Corp.	9,356,763

		15,685,641

	Consumer Finance – 0.4%
43,835	Credit Acceptance Corp.(b)	5,396,089

	Distributors – 0.5%
145,018	Core-Mark Holding Co., Inc.	6,617,171

	Diversified Financial Services – 0.5%
116,777	MarketAxess Holdings, Inc.	6,312,965

	Diversified Telecommunication Services – 0.2%
227,592	Premiere Global Services, Inc.(b)	3,038,353

	Electric Utilities – 2.2%
264,554	ALLETE, Inc.	13,584,848
89,427	ITC Holdings Corp.	3,262,297
287,641	UIL Holdings Corp.	11,134,583

		27,981,728

	Electrical Equipment – 1.6%
102,272	AZZ, Inc.	4,712,694
188,508	Babcock & Wilcox Co.	6,118,969
124,700	EnerSys	8,578,113
57,611	Global Power Equipment Group, Inc.	930,994

		20,340,770

	Electronic Equipment, Instruments & Components – 4.8%
150,705	Belden, Inc.	11,779,103
372,437	Checkpoint Systems, Inc.(b)	5,210,394
157,537	Littelfuse, Inc.	14,643,064
169,323	Methode Electronics, Inc.	6,469,832
161,095	Rogers Corp.(b)	10,688,653
290,525	TTM Technologies, Inc.(b)	2,382,305
674,195	Vishay Intertechnology, Inc.	10,443,280

		61,616,631

	Energy Equipment & Services – 2.7%
142,713	Bristow Group, Inc.	11,505,522
512,806	Helix Energy Solutions Group, Inc.(b)	13,491,926
1,400,777	Parker Drilling Co.(b)	9,133,066

		34,130,514

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.7%
404,895	SpartanNash Co.	$8,506,844

	Food Products – 1.3%
218,249	Darling Ingredients, Inc.(b)	4,561,404
28,766	J & J Snack Foods Corp.	2,707,456
191,007	Post Holdings, Inc.(b)	9,724,166

		16,993,026

	Health Care Equipment & Supplies – 0.9%
172,624	SurModics, Inc.(b)	3,697,606
80,282	Teleflex, Inc.	8,477,779

		12,175,385

	Health Care Providers & Services – 2.2%
171,483	Bio-Reference Labs, Inc.(b)	5,182,216
775,770	BioScrip, Inc.(b)	6,469,922
239,996	Hanger Orthopedic Group, Inc.(b)	7,547,874
117,018	WellCare Health Plans, Inc.(b)	8,736,564

		27,936,576

	Health Care Technology – 0.4%
236,746	MedAssets, Inc.(b)	5,407,279

	Hotels, Restaurants & Leisure – 4.3%
122,206	Churchill Downs, Inc.	11,011,983
56,446	Cracker Barrel Old Country Store, Inc.	5,620,328
604,037	Diamond Resorts International, Inc.(b)	14,055,941
226,239	Marriott Vacations Worldwide Corp.(b)	13,264,393
260,561	Six Flags Entertainment Corp.	11,086,870

		55,039,515

	Household Durables – 1.0%
179,677	Jarden Corp.(b)	10,663,830
108,374	La-Z-Boy, Inc.	2,511,026

		13,174,856

	Industrial Conglomerates – 0.8%
304,445	Raven Industries, Inc.	10,089,307

	Insurance – 3.5%
476,929	Employers Holdings, Inc.	10,101,356
301,340	HCC Insurance Holdings, Inc.	14,747,579
209,619	ProAssurance Corp.	9,307,084
129,631	Reinsurance Group of America, Inc., Class A	10,227,886

		44,383,905

	Internet & Catalog Retail – 1.5%
148,154	HSN, Inc.	8,776,643
139,028	Liberty Ventures, Series A(b)	10,260,266

		19,036,909

	Internet Software & Services – 0.9%
272,073	Blucora, Inc.(b)	5,134,017

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
344,072	Perficient, Inc.(b)	$6,699,082

		11,833,099

	IT Services – 3.4%
444,951	Convergys Corp.	9,539,749
71,306	DST Systems, Inc.	6,572,274
279,713	Euronet Worldwide, Inc.(b)	13,493,355
138,340	WEX, Inc.(b)	14,521,550

		44,126,928

	Machinery – 6.2%
151,136	Actuant Corp., Class A	5,224,772
76,947	Alamo Group, Inc.	4,162,063
217,824	Albany International Corp., Class A	8,268,599
357,860	Altra Industrial Motion Corp.	13,022,525
41,078	Graham Corp.	1,429,925
436,753	John Bean Technologies Corp.	13,534,976
174,087	RBC Bearings, Inc.	11,150,272
271,346	TriMas Corp.(b)	10,346,423
65,810	Twin Disc, Inc.	2,175,021
133,051	Wabtec Corp.	10,988,682

		80,303,258

	Marine – 1.0%
104,989	Kirby Corp.(b)	12,298,411

	Media – 3.9%
334,144	Carmike Cinemas, Inc.(b)	11,738,479
327,453	E.W. Scripps Co. (The), Class A(b)	6,928,906
160,410	John Wiley & Sons, Inc., Class A	9,719,242
156,737	Live Nation Entertainment, Inc.(b)	3,869,837
473,420	National CineMedia, Inc.	8,289,584
317,348	New Media Investment Group, Inc.(b)	4,477,780
209,270	Time, Inc.(b)	5,068,519

		50,092,347

	Metals & Mining – 2.6%
246,802	Globe Specialty Metals, Inc.	5,128,546
173,984	Haynes International, Inc.	9,845,755
479,917	Horsehead Holding Corp.(b)	8,763,284
480,968	SunCoke Energy, Inc.(b)	10,340,812

		34,078,397

	Multi-Utilities – 0.9%
226,340	NorthWestern Corp.	11,812,685

	Multiline Retail – 0.2%
175,888	Fred’s, Inc., Class A	2,689,328

	Oil, Gas & Consumable Fuels – 0.5%
197,842	QEP Resources, Inc.	6,825,549

	Paper & Forest Products – 0.4%
216,520	PH Glatfelter Co.	5,744,276

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.5%
77,084	Mallinckrodt PLC(b)	$6,168,262

	Professional Services – 0.9%
171,148	Insperity, Inc.	5,647,884
303,231	RPX Corp.(b)	5,382,350

		11,030,234

	REITs—Apartments – 2.2%
229,731	American Campus Communities, Inc.	8,784,914
120,264	Home Properties, Inc.	7,692,085
154,574	Mid-America Apartment Communities, Inc.	11,291,631

		27,768,630

	REITs—Diversified – 0.7%
219,944	Potlatch Corp.	9,105,682

	REITs—Health Care – 0.8%
276,487	Omega Healthcare Investors, Inc.	10,191,311

	REITs—Hotels – 0.9%
1,749,221	Hersha Hospitality Trust	11,737,273

	REITs—Office Property – 0.8%
460,289	BioMed Realty Trust, Inc.	10,048,109

	REITs—Shopping Centers – 1.0%
795,565	Retail Opportunity Investments Corp.	12,514,237

	REITs—Single Tenant – 0.5%
189,580	National Retail Properties, Inc.	7,050,480

	REITs—Storage – 1.9%
612,529	CubeSmart	11,221,531
174,538	Sovran Self Storage, Inc.	13,483,061

		24,704,592

	Road & Rail – 1.9%
133,079	Avis Budget Group, Inc.(b)	7,943,485
60,650	Genesee & Wyoming, Inc., Class A(b)	6,368,250
155,039	Old Dominion Freight Line, Inc.(b)	9,872,884

		24,184,619

	Semiconductors & Semiconductor Equipment – 1.5%
274,974	Semtech Corp.(b)	7,190,570
617,170	Teradyne, Inc.	12,096,532

		19,287,102

	Software – 2.7%
147,890	Monotype Imaging Holdings, Inc.	4,166,061
227,141	SS&C Technologies Holdings, Inc.(b)	10,044,175
284,773	Synchronoss Technologies, Inc.(b)	9,955,664
219,246	Verint Systems, Inc.(b)	10,754,017

		34,919,917

	Specialty Retail – 2.7%
273,727	Barnes & Noble, Inc.(b)	6,238,238

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
287,482	Christopher & Banks Corp.(b)	$2,518,342
164,757	Genesco, Inc.(b)	13,531,493
474,546	MarineMax, Inc.(b)	7,943,900
187,299	Sally Beauty Holdings, Inc.(b)	4,697,459

		34,929,432

	Technology Hardware, Storage & Peripherals – 0.5%
98,520	Eastman Kodak Co.(b)	2,410,785
417,504	QLogic Corp.(b)	4,212,615

		6,623,400

	Thrifts & Mortgage Finance – 0.8%
469,332	Capitol Federal Financial, Inc.	5,707,077
139,883	Federal Agricultural Mortgage Corp., Class C	4,347,564

		10,054,641

	Trading Companies & Distributors – 1.6%
102,309	DXP Enterprises, Inc.(b)	7,728,422
151,214	H&E Equipment Services, Inc.(b)	5,495,116
205,934	Rush Enterprises, Inc., Class A(b)	7,139,732

		20,363,270

	Transportation Infrastructure – 0.7%
142,455	Macquarie Infrastructure Co. LLC	8,884,918

	Water Utilities – 0.2%
109,040	Middlesex Water Co.	2,309,467

	Total Common Stocks (Identified Cost $796,307,644)	1,256,183,152

Closed-End Investment Companies – 1.1%
453,617	Ares Capital Corp.	8,101,600
362,797	Hercules Technology Growth Capital, Inc.	5,862,799

	Total Closed-End Investment Companies (Identified Cost $10,703,171)	13,964,399

Principal Amount
Short-Term Investments – 1.3%
$16,001,378	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $16,001,382 on 07/01/2014 collateralized by $16,245,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $16,326,225 including accrued interest(c) (Identified Cost $16,001,378)	16,001,378

	Total Investments – 100.0% (Identified Cost $823,012,193)(a)	1,286,148,929
	Other assets less liabilities – 0.0%	566,215

	Net Assets – 100.0%	$1,286,715,144

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $823,014,443 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$467,893,272
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,758,786)

Net unrealized appreciation	$463,134,486

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,256,183,152	$—	$—	$1,256,183,152
Closed-End Investment Companies	13,964,399	—	—	13,964,399
Short-Term Investments	—	16,001,378	—	16,001,378

Total	$1,270,147,551	$16,001,378	$—	$1,286,148,929

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2014 (Unaudited)

Banks	12.6%
Machinery	6.2
Electronic Equipment, Instruments & Components	4.8
Hotels, Restaurants & Leisure	4.3
Commercial Services & Supplies	4.0
Media	3.9
Insurance	3.5
IT Services	3.4
Specialty Retail	2.7
Software	2.7
Energy Equipment & Services	2.7
Metals & Mining	2.6
Chemicals	2.3
Auto Components	2.2
Electric Utilities	2.2
Health Care Providers & Services	2.2
REITs—Apartments	2.2
Other Investments, less than 2% each	34.2
Short-Term Investments	1.3

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2014